UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Series Global ex U.S. Index

Fund

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Actual	.25%	$ 1,000.00	$ 1,124.50	$ 1.32
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.55	$ 1.25

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United Kingdom 13.7%
Japan 12.7%
Canada 7.8%
France 6.5%
Germany 5.9%
Australia 5.7%
Switzerland 5.2%
Brazil 3.5%
Korea (South) 3.4%
Other* 35.6%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United Kingdom 13.3%
Japan 13.1%
Canada 6.9%
France 6.2%
Australia 5.3%
Germany 5.2%
Switzerland 4.8%
Brazil 3.5%
Korea (South) 2.9%
Other* 38.8%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	99.9	99.8
Short-Term Investments and Net Other Assets	0.1	0.2
Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.2	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.1	1.1
BHP Billiton Ltd. (Australia, Metals & Mining)	0.9	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.8	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.7	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.7	0.7
Siemens AG (Germany, Industrial Conglomerates)	0.7	0.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.6	0.6
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.6	0.6
	8.1
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	23.9
Materials	12.6	11.4
Energy	11.9	10.1
Industrials	10.5	8.9
Consumer Staples	8.1	8.4
Consumer Discretionary	7.9	7.4
Information Technology	5.9	6.3
Health Care	5.3	5.1
Telecommunication Services	5.3	5.7
Utilities	3.7	4.2

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 5.7%
AGL Energy Ltd.	8,911	$ 142,069
Alumina Ltd.	47,000	117,755
Amcor Ltd.	23,274	178,640
AMP Ltd.	54,092	325,029
Asciano Ltd. unit	55,977	101,275
ASX Ltd.	3,657	128,718
Australia & New Zealand Banking Group Ltd.	48,663	1,292,888
Bendigo & Adelaide Bank Ltd.	6,828	69,928
BHP Billiton Ltd.	61,734	3,126,710
Billabong International Ltd.	3,000	22,204
BlueScope Steel Ltd.	36,217	68,702
Boral Ltd.	13,599	73,364
Brambles Ltd.	28,372	209,370
Caltex Australia Ltd.	2,452	38,151
CFS Retail Property Trust	42,128	82,686
Coca-Cola Amatil Ltd.	11,743	153,742
Cochlear Ltd.	953	84,141
Commonwealth Bank of Australia	29,538	1,739,582
Computershare Ltd.	9,847	104,517
Crown Ltd.	8,262	76,370
CSL Ltd.	10,386	391,186
CSR Ltd.	9,971	32,800
DEXUS Property Group unit	84,499	81,535
Energy Resources of Australia Ltd.	745	4,452
Fortescue Metals Group Ltd.	24,089	162,444
Fosters Group Ltd.	37,921	233,682
Goodman Fielder Ltd.	29,341	34,585
Goodman Group unit	121,209	94,363
Harvey Norman Holdings Ltd.	12,000	35,263
Incitec Pivot Ltd.	30,489	125,701
Insurance Australia Group Ltd.	37,140	145,385
John Fairfax Holdings Ltd. (e)	33,624	48,667
Leighton Holdings Ltd.	2,578	68,634
Lend Lease Group unit	10,603	101,148
MacArthur Coal Ltd.	3,653	46,464
Macquarie Group Ltd.	6,735	259,654
MAp Group unit	8,432	27,275
Metcash Ltd.	16,944	75,431
Mirvac Group unit	68,393	95,241
National Australia Bank Ltd.	40,971	1,216,561
Newcrest Mining Ltd.	14,542	660,933
OneSteel Ltd.	24,033	56,130
Common Stocks - continued
	Shares	Value
Australia - continued
Orica Ltd.	7,192	$ 209,611
Origin Energy Ltd.	20,152	361,281
OZ Minerals Ltd.	59,606	94,115
Paladin Energy Ltd. (Australia) (a)	13,677	49,490
Qantas Airways Ltd. (a)	18,403	42,577
QBE Insurance Group Ltd.	20,059	411,521
QR National Ltd.	28,900	108,693
Ramsay Health Care Ltd.	2,129	42,230
Rio Tinto Ltd.	8,417	758,736
Santos Ltd.	15,964	264,668
Sims Metal Management Ltd.	3,385	64,989
Sonic Healthcare Ltd.	6,241	85,678
SP AusNet unit	31,015	29,757
Stockland Corp. Ltd. unit	47,531	197,005
Suncorp-Metway Ltd.	24,670	225,061
Tabcorp Holdings Ltd.	12,866	107,641
Tattersall's Ltd.	25,825	65,696
Telstra Corp. Ltd.	86,724	276,720
The GPT Group unit	32,923	114,076
Toll Holdings Ltd.	11,492	70,944
Transurban Group unit	24,652	143,264
Wesfarmers Ltd.	19,011	694,157
Wesfarmers Ltd. (price protected shares)	3,170	116,895
Westfield Group unit	41,388	409,345
Westfield Retail Trust unit	58,522	170,049
Westpac Banking Corp.	56,891	1,549,544
Woodside Petroleum Ltd.	12,195	625,801
Woolworths Ltd.	22,926	666,418
Worleyparsons Ltd.	3,545	117,973
TOTAL AUSTRALIA		20,207,310
Austria - 0.2%
Erste Bank AG	3,450	174,358
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG (a)	17,162	81,599
OMV AG	2,900	132,258
Osterreichische Elektrizitatswirtschafts AG	1,323	59,818
Raiffeisen International Bank-Holding AG	925	51,002
Telekom Austria AG	6,150	95,102
Vienna Insurance Group AG Wien	753	44,948
Voestalpine AG	2,100	103,347
TOTAL AUSTRIA		742,432
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	25,952	$ 131,221
Bailiwick of Jersey - 0.3%
Experian PLC	19,506	262,780
Petrofac Ltd.	4,531	114,286
Randgold Resources Ltd.	1,689	146,868
Shire PLC	10,794	334,975
WPP PLC	24,776	324,537
TOTAL BAILIWICK OF JERSEY		1,183,446
Belgium - 0.6%
Ageas (e)	46,168	140,119
Anheuser-Busch InBev SA NV (e)	13,780	879,441
Bekaert SA	681	85,225
Belgacom SA	2,794	109,897
Colruyt NV	1,381	79,704
Delhaize Group SA	1,833	158,721
Dexia SA	10,784	42,968
Groupe Bruxelles Lambert SA	1,417	140,519
KBC Groupe SA	3,375	137,574
Mobistar SA	652	48,374
Solvay SA Class A	1,044	150,601
UCB SA	1,904	91,953
Umicore SA	2,068	118,619
TOTAL BELGIUM		2,183,715
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd. (a)	44,000	42,831
Central European Media Enterprises Ltd. Class A (a)	200	4,582
Cheung Kong Infrastructure Holdings Ltd.	9,000	43,863
China Yurun Food Group Ltd.	27,000	98,908
CNPC (Hong Kong) Ltd.	44,000	77,957
Cosco Pacific Ltd.	30,000	62,115
Credicorp Ltd. (NY Shares)	1,294	124,897
GOME Electrical Appliances Holdings Ltd. (a)	190,000	68,256
Hopson Development Holdings Ltd.	18,000	17,754
Huabao International Holdings Ltd.	32,000	47,467
Li & Fung Ltd.	54,000	276,039
Noble Group Ltd.	80,363	146,407
NWS Holdings Ltd.	25,813	38,023
Orient Overseas International Ltd.	4,500	34,360
Seadrill Ltd.	4,948	175,328
Sinofert Holdings Ltd. (a)	44,000	18,356
Common Stocks - continued
	Shares	Value
Bermuda - continued
Skyworth Digital Holdings Ltd.	20,390	$ 12,996
Yue Yuen Industrial (Holdings) Ltd.	14,000	48,401
TOTAL BERMUDA		1,338,540
Brazil - 3.5%
AES Tiete SA (PN) (non-vtg.)	1,500	24,884
All America Latina Logistica SA	9,000	74,366
Amil Participacoes SA	2,700	33,207
Anhanguera Educacional Participacoes SA	2,400	53,391
B2W Companhia Global do Varejo	2,100	28,831
B2W Companhia Global do Varejo (a)	209	2,927
Banco Bradesco SA:
(PN)	3,936	78,580
(PN) sponsored ADR	32,570	658,891
Banco do Brasil SA	5,700	105,030
Banco do Brasil SA sponsored ADR	5,600	104,832
Banco do Estado do Rio Grande do Sul SA	4,000	48,052
Banco Santander (Brasil) SA ADR	11,900	138,159
BM&F Bovespa SA	37,200	279,242
BR Malls Participacoes SA	5,100	53,681
Bradespar SA (PN)	4,000	103,477
Brascan Residential Properties SA	5,500	30,589
Brasil Foods SA	3,000	60,122
Brasil Foods SA sponsored ADR (e)	9,700	200,887
Brasil Telecom SA	34	365
Brasil Telecom SA:
(PN)	881	8,176
sponsored ADR	1,000	28,200
Braskem SA:
(PN-A)	200	2,911
Class A sponsored ADR	1,500	44,745
Centrais Eletricas Brasileiras SA (Electrobras)	500	7,278
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B)	300	5,455
(PN-B) sponsored ADR	4,800	89,952
sponsored ADR	4,100	60,762
Cetip SA	3,400	56,404
Cia Hering SA	2,700	58,435
Cielo SA	6,100	56,413
Cielo SA sponsored ADR (e)	5,000	47,600
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
rights (a)	1	5
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar: - continued
(PN)	200	$ 8,899
sponsored ADR	1,500	68,190
Companhia de Bebidas das Americas (AmBev):
(PN)	1,500	47,766
(PN) sponsored ADR	12,600	410,508
Companhia de Concessoes Rodoviarias	4,100	127,693
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	200	5,793
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	950	55,594
Companhia de Transmissao de Energia Eletrica Paulista:
rights 5/26/11 (a)	4	3
(PN)	500	16,202
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	880	18,011
(PN) sponsored ADR (non-vtg.)	7,000	146,090
Companhia Energetica de Sao Paulo Series A	2,900	56,109
Companhia Paranaense de Energia-Copel:
(PN-B)	300	8,199
(PN-B) sponsored ADR	1,700	46,869
Companhia Siderurgica Nacional SA (CSN)	1,600	24,875
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	11,400	181,602
Cosan SA Industria e Comercio	2,500	38,454
CPFL Energia SA	300	8,680
CPFL Energia SA sponsored ADR	536	47,404
Cyrela Brazil Realty SA	5,500	57,716
Diagnosticos da America SA	4,200	56,194
Duratex SA	4,600	47,541
Ecorodovias Infraestrutura e Logistica SA	3,700	32,572
Eletropaulo Metropolitana SA (PN-B)	2,100	51,122
Embraer SA	4,200	32,996
Embraer SA sponsored ADR	1,950	63,336
Energias do Brasil SA	800	19,831
Fertilizantes Fosfatados SA (PN)	1,000	10,386
Fibria Celulose SA	395	6,201
Fibria Celulose SA sponsored ADR (a)	2,900	46,835
Gafisa SA	400	2,448
Gafisa SA sponsored ADR	3,750	46,350
Gerdau SA:
(PN)	2,050	24,627
sponsored ADR	15,150	183,012
Common Stocks - continued
	Shares	Value
Brazil - continued
Gol Linhas Aereas Inteligentes SA:
(PN)	300	$ 4,157
sponsored ADR	2,000	28,500
HRT Participacoes em Petroleo SA (a)	100	102,333
HRT Participacoes em Petroleo SA rights 5/20/11 (a)	28	178
Hypermarcas SA (a)	5,200	69,739
Itau Unibanco Banco Multiplo SA	4,300	101,398
Itau Unibanco Banco Multiplo SA sponsored ADR	38,750	920,313
Itausa-Investimentos Itau SA (PN)	43,540	336,243
JBS SA	11,200	38,228
Klabin SA (PN) (non-vtg.)	9,200	35,787
LLX Logistica SA (a)	2,600	7,519
Localiza Rent A Car SA	1,600	27,458
Lojas Americanas SA (PN)	5,600	49,832
Lojas Renner SA	2,200	81,173
Marfrig Alimentos SA	1,700	17,505
Metalurgica Gerdau SA (PN)	5,200	75,787
MMX Mineracao e Metalicos SA (a)	4,500	28,946
MRV Engenharia e Participacoes SA	5,000	43,221
Multiplan Empreendimentos Imobiliarios SA	1,500	31,224
Natura Cosmeticos SA	3,700	104,182
Odontoprev SA	2,100	33,903
OGX Petroleo e Gas Participacoes SA (a)	11,200	120,236
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)	13,800	148,074
PDG Realty SA Empreendimentos e Participacoes	18,700	109,825
Petroleo Brasileiro SA - Petrobras:
(ON)	5,811	106,706
(ON) sponsored ADR	25,450	950,049
(PN) (non-vtg.)	8,940	145,467
(PN) sponsored ADR (non-vtg.)	35,450	1,182,967
Porto Seguro SA	2,400	40,425
PortX Operacoes Portuarias SA (a)	2,600	5,718
Redecard SA	5,900	85,314
Rossi Residencial SA	2,300	21,563
Souza Cruz Industria Comerico	7,000	78,707
Sul America SA unit	2,500	32,098
Suzano Papel e Celulose SA	2,575	25,189
TAM SA:
(PN) (ltd. vtg.)	200	4,106
(PN) sponsored ADR (ltd. vtg.)	900	18,792
Tele Norte Leste Participacoes SA	700	15,127
Common Stocks - continued
	Shares	Value
Brazil - continued
Tele Norte Leste Participacoes SA:
(PN)	600	$ 10,018
sponsored ADR (non-vtg.)	4,000	68,200
Telemar Norte Leste SA (PN-A)	900	31,177
TIM Participacoes SA	900	4,130
TIM Participacoes SA sponsored ADR (non-vtg.)	1,150	54,257
Totvs SA	2,500	47,671
Tractebel Energia SA	2,900	50,800
Ultrapar Participacoes SA	800	13,958
Ultrapar Participacoes SA sponsored ADR	4,600	82,754
Usinas Siderurgicas de Minas Gerais SA - Usiminas	3,100	50,836
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
ADR (e)	4,600	48,392
(PN-A) (non-vtg.)	3,400	34,901
Vale SA	3,000	98,754
Vale SA:
(PN-A)	5,300	155,197
(PN-A) sponsored ADR (e)	32,600	974,740
sponsored ADR	21,600	721,440
Vivo Participacoes SA:
(PN)	300	12,127
sponsored ADR	2,800	117,068
TOTAL BRAZIL		12,348,366
Canada - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	3,329	231,950
Agrium, Inc.	3,099	280,911
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,496	65,559
ARC Resources Ltd.	5,898	159,217
Athabasca Oil Sands Corp. (a)	3,447	56,144
Bank of Montreal	10,999	722,416
Bank of Nova Scotia	20,470	1,248,192
Barrick Gold Corp.	18,842	962,314
Baytex Energy Corp.	2,098	129,570
BCE, Inc.	5,041	188,938
Bombardier, Inc. Class B (sub. vtg.)	25,472	189,808
Bonavista Energy Corp.	2,336	70,196
Brookfield Asset Management, Inc. Class A	10,586	356,484
Brookfield Properties Corp.	4,272	84,528
CAE, Inc.	5,164	69,592
Cameco Corp.	7,750	228,789
Canadian Imperial Bank of Commerce	7,586	656,769
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian National Railway Co.	8,911	$ 691,236
Canadian Natural Resources Ltd.	20,498	964,344
Canadian Oil Sands Ltd.	9,359	322,881
Canadian Pacific Railway Ltd.	3,326	220,597
Canadian Tire Ltd. Class A (non-vtg.)	1,482	94,456
Canadian Utilities Ltd. Class A (non-vtg.)	1,551	87,919
Cenovus Energy, Inc.	14,249	547,911
Centerra Gold, Inc.	2,947	54,822
CGI Group, Inc. Class A (sub. vtg.) (a)	4,151	90,821
CI Financial Corp.	2,973	72,777
Crescent Point Energy Corp.	4,784	217,229
Eldorado Gold Corp.	11,167	207,854
Empire Co. Ltd. Class A (non-vtg.)	398	22,590
Enbridge, Inc.	6,875	446,900
EnCana Corp.	14,159	475,758
Enerplus Corp.	3,129	101,301
Fairfax Financial Holdings Ltd. (sub. vtg.)	365	147,412
Finning International, Inc.	3,330	97,672
First Quantum Minerals Ltd.	1,686	240,274
Fortis, Inc.	3,089	106,079
Franco-Nevada Corp.	2,189	86,810
George Weston Ltd.	946	67,783
Gildan Activewear, Inc.	2,161	80,492
Goldcorp, Inc.	15,263	853,250
Great-West Lifeco, Inc.	5,197	149,686
Husky Energy, Inc.	4,775	149,392
IAMGOLD Corp.	6,689	139,068
IGM Financial, Inc.	2,209	113,637
Imperial Oil Ltd.	5,749	303,826
Industrial Alliance Life Insurance Co.	1,406	60,425
Inmet Mining Corp.	900	63,165
Intact Financial Corp.	2,071	105,071
Ivanhoe Mines Ltd. (a)	6,222	163,162
Kinross Gold Corp.	22,201	351,987
Loblaw Companies Ltd.	1,903	80,215
Magna International, Inc. Class A (sub. vtg.)	4,328	222,416
Manulife Financial Corp.	34,341	616,693
MEG Energy Corp.	900	47,526
Metro, Inc. Class A (sub. vtg.)	2,238	109,523
National Bank of Canada	3,020	250,065
Nexen, Inc.	9,700	256,623
Niko Resources Ltd.	818	69,125
Common Stocks - continued
	Shares	Value
Canada - continued
Onex Corp. (sub. vtg.)	2,144	$ 80,448
Open Text Corp. (a)	1,273	77,987
Osisko Mining Corp. (a)	6,143	89,928
Pacific Rubiales Energy Corp.	4,527	137,566
Pan American Silver Corp.	1,883	67,939
Pengrowth Energy Corp.	5,700	80,490
Penn West Petroleum Ltd.	8,994	230,815
PetroBakken Energy Ltd. Class A	1,405	26,671
Potash Corp. of Saskatchewan, Inc.	16,902	954,880
Power Corp. of Canada (sub. vtg.)	6,905	207,785
Power Financial Corp.	4,534	150,814
Progress Energy Resources Corp.	3,617	49,470
Research In Motion Ltd. (a)	8,969	436,342
RioCan (REIT)	2,855	76,497
Ritchie Brothers Auctioneers, Inc.	1,949	61,101
Rogers Communications, Inc. Class B (non-vtg.)	8,283	313,513
Royal Bank of Canada	27,168	1,711,461
Saputo, Inc.	2,603	123,918
Shaw Communications, Inc. Class B	6,402	135,199
Sherritt International Corp.	5,654	47,809
Shoppers Drug Mart Corp.	4,429	192,871
Silver Wheaton Corp.	6,301	256,409
Sino-Forest Corp. (a)	4,422	109,884
SNC-Lavalin Group, Inc.	3,021	182,774
Sun Life Financial, Inc.	10,934	357,918
Suncor Energy, Inc.	29,892	1,377,857
Talisman Energy, Inc.	19,531	471,708
Teck Resources Ltd. Class B (sub. vtg.)	11,185	608,017
TELUS Corp.	1,057	55,704
TELUS Corp. (non-vtg.)	2,755	138,638
The Toronto-Dominion Bank	16,668	1,443,233
Thomson Reuters Corp.	7,249	293,914
Tim Hortons, Inc.	2,348	114,183
Tim Hortons, Inc. (Canada)	899	43,738
TMX Group, Inc.	1,321	56,632
TransAlta Corp.	4,600	102,492
TransCanada Corp.	13,112	564,200
Valeant Pharmaceuticals International, Inc. (Canada)	5,514	290,824
Vermilion Energy, Inc.	1,536	82,474
Viterra, Inc.	6,478	77,851
Common Stocks - continued
	Shares	Value
Canada - continued
Yamana Gold, Inc.	14,868	$ 189,523
Yellow Media, Inc.	9,780	49,205
TOTAL CANADA		27,372,832
Cayman Islands - 0.7%
Agile Property Holdings Ltd.	32,000	51,999
Alibaba.com Ltd.	23,500	41,697
Anta Sports Products Ltd.	13,000	21,024
Belle International Holdings Ltd.	78,000	152,258
Bosideng International Holdings Ltd.	26,000	8,236
Chaoda Modern Agriculture (Holdings) Ltd.	58,000	36,071
China Dongxiang Group Co. Ltd.	38,000	13,260
China High Speed Transmission Equipment Group Co. Ltd.	25,000	33,092
China Infrastructure Machinery Holdings Ltd.	50,000	36,890
China Resources Cement Holdings Ltd.	46,000	46,792
China Rongsheng Heavy Industry Group Co. Ltd.	38,000	32,049
China Shanshui Cement Group Ltd.	40,000	44,809
China Shineway Pharmaceutical Group Ltd.	5,000	12,116
China Zhongwang Holdings Ltd.	24,000	12,330
Country Garden Holdings Co. Ltd.	102,000	41,371
Enn Energy Holdings Ltd.	14,000	47,951
Evergrande Real Estate Group Ltd.	86,000	61,236
Foxconn International Holdings Ltd. (a)	49,000	28,897
GCL-Poly Energy Holdings Ltd.	124,000	88,614
Geely Automobile Holdings Ltd.	50,000	20,022
Greentown China Holdings Ltd.	18,500	18,533
Hengan International Group Co. Ltd.	13,000	101,438
Hengdeli Holdings Ltd.	52,000	31,135
Hidili Industry International Development Ltd.	16,000	16,172
Kingboard Chemical Holdings Ltd.	12,000	65,746
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	150	126
KWG Property Holding Ltd.	13,500	9,752
Lee & Man Paper Manufacturing Ltd.	26,000	18,681
Li Ning Co. Ltd.	8,000	13,700
Longfor Properties Co. Ltd.	28,500	45,431
MStar Semiconductor, Inc.	6,000	49,678
Renhe Commercial Holdings Co. Ltd.	186,000	31,853
Sands China Ltd. (a)	44,800	125,754
Semiconductor Manufacturing International Corp. (a)	394,000	35,332
Shimao Property Holdings Ltd.	27,500	37,392
Shui On Land Ltd.	41,743	18,490
SOHO China Ltd.	49,000	42,335
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	18,900	$ 537,824
TPK Holdings Co.	2,000	59,683
Want Want China Holdings Ltd.	109,000	97,824
Wynn Macau Ltd.	28,800	102,535
TOTAL CAYMAN ISLANDS		2,290,128
Chile - 0.4%
Banco de Credito e Inversiones	664	45,007
Banco Santander Chile	844,387	74,472
Banco Santander Chile sponsored ADR	41	3,755
CAP SA	1,324	71,167
Cencosud SA	18,788	147,913
Colbun SA	152,218	45,885
Compania Cervecerias Unidas SA	2,521	30,387
Compania Cervecerias Unidas SA sponsored ADR	63	3,780
Compania de Petroleos de Chile SA (COPEC)	9,066	175,825
CorpBanca SA	1,725,798	27,361
Empresa Nacional de Electricidad SA	52,491	99,179
Empresa Nacional de Electricidad SA sponsored ADR	174	9,810
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,292	46,542
Empresas CMPC SA	2,037	112,819
Enersis SA	200,567	85,659
Enersis SA sponsored ADR	453	9,676
Gener SA	36,586	22,327
Lan Airlines SA	2,110	59,348
Lan Airlines SA sponsored ADR (e)	303	8,466
SACI Falabella	4,680	51,074
Sociedad Quimica y Minera de Chile SA:
(PN-B)	1,655	99,922
(PN-B) sponsored ADR	95	5,798
Vina Concha y Toro SA	12,981	32,280
TOTAL CHILE		1,268,452
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	341,000	201,536
Air China Ltd. (H Shares)	42,000	42,507
Aluminum Corp. of China Ltd. (H Shares) (a)	70,000	65,880
Angang Steel Co. Ltd. (H Shares)	26,000	33,378
Anhui Conch Cement Co. Ltd. (H Shares)	21,000	99,101
Bank of China Ltd. (H Shares)	1,203,024	664,534
Bank of Communications Co. Ltd. (H Shares)	115,000	121,866
BBMG Corp. (H Shares)	19,500	32,089
Common Stocks - continued
	Shares	Value
China - continued
Beijing Capital International Airport Co. Ltd. (H Shares)	28,000	$ 13,808
BYD Co. Ltd. (H Shares)	11,000	39,800
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	15,000	39,787
China Bluechemical Ltd. (H shares)	30,000	24,413
China Citic Bank Corp. Ltd. (H Shares)	107,000	76,603
China Coal Energy Co. Ltd. (H Shares)	64,000	89,165
China Communications Construction Co. Ltd. (H Shares)	77,000	71,088
China Communications Services Corp. Ltd. (H Shares)	26,000	15,869
China Construction Bank Corp. (H Shares)	918,649	868,223
China Cosco Holdings Co. Ltd. (H Shares) (a)	42,000	40,344
China Gas Holdings Ltd.	70,000	27,400
China International Marine Containers (Group) Ltd. (B Shares)	13,600	29,087
China Life Insurance Co. Ltd. (H Shares)	145,000	518,287
China Longyuan Power Gr Corp. Ltd. (H Shares) (a)	44,000	45,211
China Mengniu Dairy Co. Ltd.	17,000	52,206
China Merchants Bank Co. Ltd. (H Shares)	76,480	196,954
China Minsheng Banking Corp. Ltd. (H Shares)	73,800	70,794
China National Building Materials Co. Ltd. (H Shares)	52,000	109,540
China National Matls Co. Ltd. (H Shares)	28,000	27,581
China Oilfield Services Ltd. (H Shares)	28,000	55,378
China Pacific Insurance Group Co. Ltd. (H Shares)	24,400	105,407
China Petroleum & Chemical Corp. (H Shares)	306,000	308,437
China Railway Construction Corp. Ltd. (H Shares)	37,000	32,682
China Railway Group Ltd.	79,000	42,316
China Resources Land Ltd.	36,000	62,115
China Shenhua Energy Co. Ltd. (H Shares)	65,000	303,394
China Shipping Container Lines Co. Ltd. (H Shares) (a)	42,000	16,765
China Shipping Development Co. Ltd. (H Shares)	36,000	37,871
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	39,000	43,036
China Southern Airlines Ltd. (H Shares) (a)	22,000	11,542
China Telecom Corp. Ltd. (H Shares)	286,000	166,407
China Vanke Co. Ltd. (B Shares)	19,100	27,053
Datang International Power Generation Co. Ltd.	70,000	26,409
Dongfang Electric Corp. Ltd.	7,800	25,661
Dongfeng Motor Group Co. Ltd. (H Shares)	48,000	74,908
Golden Eagle Retail Group Ltd. (H Shares)	15,000	39,304
Great Wall Motor Co. Ltd. (H Shares)	19,500	34,951
Guangzhou Automobile Group Co. Ltd.	43,376	48,982
Guangzhou R&F Properties Co. Ltd. (H Shares)	26,000	35,420
Huaneng Power International, Inc. (H Shares)	44,000	24,300
Industrial & Commercial Bank of China Ltd. (H Shares)	1,160,008	981,323
Common Stocks - continued
	Shares	Value
China - continued
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	10,100	$ 70,468
Jiangsu Expressway Co. Ltd. (H Shares)	16,000	16,955
Jiangxi Copper Co. Ltd. (H Shares)	23,000	78,036
Maanshan Iron & Steel Co. Ltd. (H Shares)	46,000	24,225
Metallurgical Corp. China Ltd. (H Shares) (a)	57,000	24,147
Nine Dragons Paper (Holdings) Ltd.	32,000	36,548
Parkson Retail Group Ltd.	25,500	39,138
PetroChina Co. Ltd. (H Shares)	398,000	577,733
PICC Property & Casualty Co. Ltd. (H Shares) (a)	48,000	61,682
Ping An Insurance Group Co. China Ltd. (H Shares)	32,500	353,402
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	16,000	43,882
Shanghai Electric Group Co. Ltd. (H Shares)	58,000	28,827
Shanghai Lujiazui Finance Trust Deltd (B Shares)	7,500	10,658
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,200	732
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	54,000	26,144
Sinopharm Group Co. Ltd. (H Shares)	12,400	42,950
Tingyi (Cayman Islands) Holding Corp.	30,000	79,575
Tsingtao Brewery Co. Ltd. (H Shares)	4,000	21,246
Weichai Power Co. Ltd. (H Shares)	8,000	54,595
Wumart Stores, Inc. (H Shares)	9,000	20,628
Yanzhou Coal Mining Co. Ltd. (H Shares)	36,000	141,605
Zhaojin Mining Industry Co. Ltd. (H Shares)	8,500	39,346
Zhejiang Expressway Co. Ltd. (H Shares)	22,000	18,158
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	10,000	39,594
Zijin Mining Group Co. Ltd. (H Shares)	76,000	59,792
ZTE Corp. (H Shares)	12,480	44,914
TOTAL CHINA		8,075,692
Colombia - 0.2%
Almacenes Exito SA	3,079	47,350
BanColombia SA	4,368	71,125
BanColombia SA:
sponsored ADR	40	2,650
(PN)	4,972	81,916
Cementos Argos SA	4,030	24,380
Corp. Financiera Colombiana SA	1,400	26,992
Corp. Financiera Colombiana SA (RFD) (a)	42	784
Ecopetrol SA	80,878	173,764
Grupo de Inversiones Surameric	3,655	75,923
Interconexion Electrica SA	6,985	49,523
Inversiones Argos SA	5,502	57,425
TOTAL COLOMBIA		611,832
Common Stocks - continued
	Shares	Value
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	16,017	$ 58,362
Bank of Cyprus Public Co. Ltd. rights 5/17/11 (a)	24,025	0
TOTAL CYPRUS		58,362
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	3,266	187,280
Komercni Banka AS	288	75,957
Telefonica O2 Czech Republic AS	2,154	55,292
TOTAL CZECH REPUBLIC		318,529
Denmark - 0.7%
A.P. Moller - Maersk A/S:
Series A	10	98,274
Series B	25	253,232
Carlsberg A/S Series B	2,114	251,082
Coloplast A/S Series B	360	52,911
Danske Bank A/S (a)	11,782	283,148
DSV de Sammensluttede Vognmaend A/S	3,664	95,768
Novo Nordisk A/S Series B	8,007	1,013,673
Novozymes A/S Series B	952	164,500
Pandora A/S	1,000	45,046
Tryg A/S	611	39,015
Vestas Wind Systems A/S (a)	3,908	138,781
William Demant Holding A/S (a)	517	48,200
TOTAL DENMARK		2,483,630
Egypt - 0.1%
Al Ezz Dekheila Steel Co.- Alexandria SAE	5	484
Commercial International Bank Ltd.	6,397	29,602
Commercial International Bank Ltd. sponsored GDR	2,426	11,669
EFG-Hermes Holding SAE	2,979	9,017
Egyptian Co. for Mobile Services (MobiNil)	305	7,314
Egyptian Kuwaiti Holding	6,356	8,136
El Ezz Steel Rebars SAE (a)	3,256	4,473
Elsewedy Electric Co.	422	3,002
National Societe Generale Bank	1,200	7,325
Orascom Construction Industries SAE	1,149	46,947
Orascom Construction Industries SAE GDR	944	38,704
Orascom Telecom Holding SAE (a)	29,181	20,756
Orascom Telecom Holding SAE unit (a)	4,891	16,874
Sidi Kerir Petrochemcials Co.	360	805
Common Stocks - continued
	Shares	Value
Egypt - continued
Talaat Moustafa Group Holding (a)	8,790	$ 5,484
Telecom Egypt SAE	8,274	22,748
TOTAL EGYPT		233,340
Finland - 0.7%
Elisa Corp. (A Shares)	2,158	51,942
Fortum Corp.	8,765	301,978
Kesko Oyj	1,268	65,830
Kone Oyj (B Shares)	2,798	175,267
Metso Corp.	2,557	156,800
Neste Oil Oyj	2,696	51,035
Nokia Corp.	72,512	668,032
Nokian Tyres PLC	1,875	97,204
Orion Oyj (B Shares)	1,877	46,652
Outokumpu Oyj (A Shares)	2,545	42,371
Pohjola Bank PLC (A Shares)	2,748	40,785
Rautaruukki Oyj (K Shares)	1,736	45,025
Sampo OYJ (A Shares)	7,662	257,848
Sanoma-WSOY Oyj	2,017	41,916
Stora Enso Oyj (R Shares) (e)	11,916	143,583
UPM-Kymmene Corp.	9,969	204,363
Wartsila Corp.	2,766	108,734
TOTAL FINLAND		2,499,365
France - 6.5%
Accor SA	3,001	133,352
Aeroports de Paris	558	53,475
Air France KLM (Reg.) (a)	2,743	48,410
Air Liquide SA	1,998	295,589
Air Liquide SA (a)	3,394	502,116
Alcatel-Lucent SA (a)	45,010	291,672
Alstom SA	4,027	267,789
Atos Origin SA (a)	879	54,169
AXA SA (e)	32,366	726,299
BIC SA	538	52,308
bioMerieux SA	248	26,981
BNP Paribas SA	18,182	1,438,933
Bouygues SA	4,091	203,693
Bureau Veritas SA	902	77,824
Cap Gemini SA	3,044	184,476
Carrefour SA	11,237	532,782
Casino Guichard Perrachon et Compagnie	1,032	108,637
Common Stocks - continued
	Shares	Value
France - continued
Christian Dior SA	1,160	$ 186,166
CNP Assurances	3,004	68,945
Compagnie de St. Gobain	7,473	516,203
Compagnie Generale de Geophysique SA (a)	2,585	91,067
Credit Agricole SA	18,553	308,883
Danone	11,157	817,281
Dassault Systemes SA	1,285	104,532
Edenred	2,785	86,380
EDF SA	5,224	219,947
Eiffage SA	852	58,916
Eramet SA	113	44,488
Essilor International SA	3,923	328,423
Eurazeo SA	597	49,732
Eutelsat Communications	1,794	77,393
Fonciere Des Regions	515	58,432
France Telecom SA	35,381	829,159
GDF Suez	23,626	966,732
Gecina SA	384	55,371
Groupe Eurotunnel SA	9,432	102,475
ICADE	435	55,805
Iliad Group SA	300	38,566
Imerys	714	55,322
JC Decaux SA (a)	973	33,998
Klepierre SA	1,798	73,877
L'Oreal SA	1,621	205,552
L'Oreal SA	2,895	367,102
Lafarge SA	2,505	177,265
Lafarge SA (Bearer)	1,407	99,565
Lagardere S.C.A. (Reg.)	2,211	97,085
Legrand SA	2,989	136,494
LVMH Moet Hennessy - Louis Vuitton	4,675	839,609
M6 Metropole Television SA	1,253	33,268
Michelin CGDE Series B	3,499	350,715
Natixis SA	18,786	108,020
Neopost SA	580	55,343
PagesJaunes Groupe SA (e)	2,917	30,413
Pernod-Ricard SA	3,772	379,140
Peugeot Citroen SA	2,685	121,936
PPR SA	1,400	250,397
Publicis Groupe SA	2,542	144,057
Renault SA	3,794	231,193
Safran SA	3,464	134,429
Common Stocks - continued
	Shares	Value
France - continued
Sanofi-Aventis	19,963	$ 1,579,466
Schneider Electric SA	4,669	825,046
SCOR SE	3,614	110,407
Societe Generale Series A	12,138	811,923
Sodexo SA	1,953	152,189
Suez Environnement SA	4,870	112,241
Technip SA	1,800	203,055
Television Francaise 1 SA	2,283	42,845
Thales SA	1,717	75,852
Total SA	40,392	2,586,847
Unibail-Rodamco	1,726	403,807
Vallourec SA	2,157	268,983
Veolia Environnement	6,879	229,765
VINCI SA	8,610	575,166
Vivendi	23,660	742,432
TOTAL FRANCE		22,708,205
Germany - 5.5%
adidas AG	4,064	302,545
Allianz AG	8,639	1,360,224
Axel Springer Verlag	300	49,146
BASF AG (e)	17,447	1,793,469
Bayer AG (e)	15,830	1,391,603
Bayerische Motoren Werke AG (BMW)	6,426	606,023
Beiersdorf AG	1,818	118,403
Brenntag AG	600	73,764
Celesio AG	1,577	38,238
Commerzbank AG (a)(e)	16,043	102,180
Continental AG (a)	855	85,826
Daimler AG (Germany)	17,185	1,328,466
Deutsche Bank AG	17,790	1,162,059
Deutsche Boerse AG	3,768	313,103
Deutsche Lufthansa AG	4,433	100,594
Deutsche Post AG	16,212	320,817
Deutsche Telekom AG	54,071	898,209
E.ON AG (e)	34,365	1,174,805
Fraport AG Frankfurt Airport Services Worldwide	707	56,581
Fresenius Medical Care AG & Co. KGaA	3,458	271,773
Fresenius SE	2,171	227,863
GEA Group AG	3,177	116,186
Hannover Rueckversicherungs AG	1,191	72,029
HeidelbergCement AG	2,806	214,587
Common Stocks - continued
	Shares	Value
Germany - continued
Henkel AG & Co. KGaA	2,431	$ 138,019
Hochtief AG	812	76,891
Infineon Technologies AG	21,457	243,578
K&S AG	2,827	228,755
Kabel Deutschland Holding AG (a)	1,050	65,624
Lanxess AG	1,597	146,494
Linde AG	3,188	574,203
MAN SE	2,048	285,422
Merck KGaA	1,190	126,063
Metro AG	2,632	193,191
Munich Re Group	3,534	583,392
Puma AG	120	39,992
RWE AG	7,893	515,052
Salzgitter AG	833	65,406
SAP AG	16,209	1,044,382
Siemens AG	15,641	2,275,507
Suedzucker AG (Bearer)	1,365	42,105
Thyssenkrupp AG	6,416	295,222
TUI AG (a)	2,470	31,493
United Internet AG	2,455	48,109
Volkswagen AG	632	112,709
Wacker Chemie AG	257	63,686
TOTAL GERMANY		19,373,788
Greece - 0.2%
Alpha Bank AE (a)	10,054	58,674
Coca-Cola Hellenic Bottling Co. SA	3,186	88,058
EFG Eurobank Ergasias SA (a)	6,706	37,745
Greek Organization of Football Prognostics SA	3,793	80,172
Hellenic Petroleum SA	380	4,053
Hellenic Telecommunications Organization SA	4,678	55,502
National Bank of Greece SA (a)	19,304	149,274
Public Power Corp. of Greece	2,353	38,930
TOTAL GREECE		512,408
Hong Kong - 2.5%
AIA Group Ltd.	148,800	501,026
ASM Pacific Technology Ltd.	3,700	49,738
Bank of East Asia Ltd.	31,640	130,776
Beijing Enterprises Holdings Ltd.	10,000	53,114
BOC Hong Kong (Holdings) Ltd.	74,000	232,492
Cathay Pacific Airways Ltd.	22,000	54,899
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Cheung Kong Holdings Ltd.	26,000	$ 409,101
China Agri-Industries Holding Ltd.	33,000	37,647
China Everbright Ltd.	20,000	44,139
China Insurance International Holdings Co. Ltd. (a)	14,800	40,686
China Merchant Holdings International Co. Ltd.	22,156	101,989
China Mobile (Hong Kong) Ltd.	114,500	1,053,220
China Overseas Land & Investment Ltd.	76,000	146,201
China Resources Enterprise Ltd.	22,000	88,665
China Resources Power Holdings Co. Ltd.	38,000	69,969
China Travel International Investment HK Ltd.	46,000	9,418
China Unicom (Hong Kong) Ltd.	118,000	241,343
Citic Pacific Ltd.	20,000	59,745
CLP Holdings Ltd.	38,500	316,772
CNOOC Ltd.	341,000	847,576
Esprit Holdings Ltd.	20,869	86,794
Fosun International Ltd.	33,500	26,442
Franshion Properties China Ltd.	88,000	27,421
Fushan International Energy Group Ltd.	62,000	43,509
Guangdong Investment Ltd.	50,000	25,881
Hang Lung Group Ltd.	14,000	94,279
Hang Lung Properties Ltd.	48,000	213,847
Hang Seng Bank Ltd.	15,000	234,475
Henderson Land Development Co. Ltd.	20,036	137,120
Hong Kong & China Gas Co. Ltd.	82,500	204,808
Hong Kong Exchanges and Clearing Ltd.	19,300	440,359
Hopewell Holdings Ltd.	12,500	37,743
Hutchison Whampoa Ltd.	41,000	468,267
Hysan Development Co. Ltd.	15,000	70,014
Kerry Properties Ltd.	13,500	71,965
Lenovo Group Ltd.	102,000	59,364
Lifestyle International Holdings Ltd.	15,500	44,307
Link (REIT)	45,378	142,860
MTR Corp. Ltd.	26,537	96,699
New World Development Co. Ltd.	55,482	97,300
PCCW Ltd.	88,000	34,900
Poly (Hong Kong) Investments Ltd.	44,000	35,183
Power Assets Holdings Ltd.	28,000	195,949
Shanghai Industrial Holdings Ltd.	13,000	51,305
Shangri-La Asia Ltd.	26,000	72,480
Sino Land Ltd.	46,700	82,140
Sino-Ocean Land Holdings Ltd.	66,000	37,477
Sinotruk Hong Kong Ltd.	12,500	10,365
Common Stocks - continued
	Shares	Value
Hong Kong - continued
SJM Holdings Ltd.	30,000	$ 64,664
Sun Hung Kai Properties Ltd.	27,000	421,707
Swire Pacific Ltd. (A Shares)	14,500	221,431
Wharf Holdings Ltd.	28,000	204,782
Wheelock and Co. Ltd.	16,000	65,926
Wing Hang Bank Ltd.	3,500	39,028
Yuexiu Property Co. Ltd. (a)	42,000	8,815
TOTAL HONG KONG		8,658,122
Hungary - 0.1%
Magyar Telekom PLC	11,304	38,555
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	892	124,598
OTP Bank Ltd. (a)	4,374	155,075
Richter Gedeon PLC	225	47,080
TOTAL HUNGARY		365,308
India - 1.6%
ABB Ltd. India	4	77
ACC Ltd.	538	13,528
Adani Enterprises Ltd.	4,271	60,313
Aditya Birla Nuvo Ltd.	568	11,132
Ambuja Cements Ltd.	14,065	50,279
Axis Bank Ltd.	4,279	124,401
Bajaj Auto Ltd.	1,710	56,955
Bharat Heavy Electricals Ltd.	2,075	93,803
Bharat Petroleum Corp. Ltd.	2,206	31,381
Cairn India Ltd. (a)	6,839	53,941
Canara Bank	2,000	28,555
Cipla Ltd.	6,597	46,137
Coal India Ltd.	9,700	83,411
DLF Ltd.	7,871	39,626
Dr. Reddy's Laboratories Ltd.	1,864	70,478
GAIL India Ltd.	6,652	71,465
GMR Infrastructure Ltd. (a)	12,281	10,476
HCL Technologies Ltd.	3,437	40,478
HDFC Bank Ltd.	5,358	277,938
Hero Honda Motors Ltd.	1,317	50,888
Hindalco Industries Ltd.	20,142	98,332
Hindustan Unilever Ltd.	15,493	99,844
Housing Development and Infrastructure Ltd. (a)	3,089	11,227
Housing Development Finance Corp. Ltd.	20,730	331,080
ICICI Bank Ltd.	15,241	384,814
Common Stocks - continued
	Shares	Value
India - continued
Indiabulls Real Estate Ltd. (a)	4,085	$ 11,534
Indiabulls Wholesale Services Ltd.	510	120
IndusInd Bank Ltd.	3,212	19,588
Infosys Technologies Ltd.	8,839	580,564
Infrastructure Development Finance Co. Ltd.	18,198	59,748
ITC Ltd.	46,121	200,460
Jaiprakash Associates Ltd.	20,464	42,819
Jindal Steel & Power Ltd.	6,871	101,656
JSW Steel Ltd.	1,748	37,450
Kotak Mahindra Bank Ltd.	5,453	52,996
Larsen & Toubro Ltd.	3,769	135,886
LIC Housing Finance Ltd.	6,286	31,142
Lupin Ltd.	3,500	34,866
Mahindra & Mahindra Ltd.	5,901	100,859
Maruti Suzuki India Ltd.	1,531	45,637
NTPC Ltd.	16,573	68,269
Oil & Natural Gas Corp. Ltd.	15,061	104,751
Piramal Healthcare Ltd.	964	9,985
Power Grid Corp. of India Ltd.	20,000	47,249
Ranbaxy Laboratories Ltd.	2,657	27,474
Reliance Capital Ltd.	2,388	30,369
Reliance Communication Ltd.	6,416	14,498
Reliance Industries Ltd.	24,983	555,350
Reliance Infrastructure Ltd.	2,614	38,984
Reliance Power Ltd. (a)	13,343	39,406
Rural Electrification Corp. Ltd.	4,379	23,609
Satyam Computer Services Ltd. (a)	7,950	13,554
Sesa Goa Ltd.	6,782	48,105
Siemens India Ltd.	597	11,691
State Bank of India	1,159	73,450
Steel Authority of India Ltd.	11,433	41,154
Sterlite Industries (India) Ltd.	24,356	100,277
Sun Pharmaceutical Industries Ltd.	5,580	58,725
Suzlon Energy Ltd. (a)	8,046	9,663
Tata Consultancy Services Ltd.	9,127	240,400
Tata Motors Ltd.	5,168	144,563
Tata Power Co. Ltd.	1,770	52,170
Tata Steel Ltd.	5,743	80,004
Ultratech Cement Ltd.	1,042	25,644
Unitech Ltd.	37,874	31,622
United Phosphorous Ltd.	2,475	8,462
United Spirits Ltd.	1,638	38,334
Common Stocks - continued
	Shares	Value
India - continued
Wipro Ltd.	8,131	$ 82,665
Zee Entertainment Enterprises Ltd.	10,153	30,914
Zee Learn Ltd. (a)	546	280
TOTAL INDIA		5,647,505
Indonesia - 0.6%
Charoen Pokphand Indonesia Tbk	167,500	37,748
PT Adaro Energy Tbk	185,000	47,525
PT Aneka Tambang Tbk	39,500	10,493
PT Astra Agro Lestari Tbk	10,000	27,032
PT Astra International Tbk	38,500	252,426
PT Bank Central Asia Tbk	246,500	212,997
PT Bank Danamon Indonesia Tbk Series A	59,500	43,076
PT Bank Mandiri (Persero) Tbk	196,500	164,056
PT Bank Negara Indonesia (Persero) Tbk	145,489	68,803
PT Bank Rakyat Indonesia Tbk	211,000	158,915
PT Bumi Resources Tbk	383,500	153,373
PT Gudang Garam Tbk	11,500	54,519
PT Indo Tambangraya Megah Tbk	8,000	43,718
PT Indocement Tunggal Prakarsa Tbk	25,500	50,619
PT Indofood Sukses Makmur Tbk	90,000	58,326
PT Indosat Tbk	19,500	12,182
PT International Nickel Indonesia Tbk	58,500	33,984
PT Kalbe Farma Tbk	106,000	44,249
PT Perusahaan Gas Negara Tbk Series B	189,500	88,510
PT Semen Gresik (Persero) Tbk	52,000	57,683
PT Tambang Batubbara Bukit Asam Tbk	17,500	45,569
PT Telkomunikasi Indonesia Tbk Series B	185,500	167,200
PT Unilever Indonesia Tbk	26,000	46,450
PT United Tractors Tbk	26,500	71,944
TOTAL INDONESIA		1,951,397
Ireland - 0.2%
Bank of Ireland (a)	74,523	30,342
CRH PLC	13,691	339,868
Elan Corp. PLC (a)	9,475	76,169
James Hardie Industries NV CDI (a)	7,753	50,157
Kerry Group PLC Class A	2,940	121,932
Ryanair Holdings PLC	5,111	26,301
Ryanair Holdings PLC sponsored ADR	950	28,956
TOTAL IRELAND		673,725
Common Stocks - continued
	Shares	Value
Isle of Man - 0.1%
Genting Singapore PLC (a)	122,000	$ 216,282
Israel - 0.4%
Bank Hapoalim BM (Reg.) (a)	19,061	99,493
Bank Leumi le-Israel BM	21,628	111,680
Bezeq Israeli Telecommunication Corp. Ltd.	35,978	106,205
Cellcom Israel Ltd.	119	3,820
Cellcom Israel Ltd. (Israel)	569	18,139
Delek Group Ltd.	40	10,593
Discount Investment Corp. Ltd.	153	3,095
Elbit Systems Ltd.	154	8,627
Elbit Systems Ltd. (Israel)	143	8,063
Israel Chemicals Ltd.	8,732	153,473
Israel Corp. Ltd. (Class A)	44	54,303
Israel Discount Bank Ltd. (Class A) (a)	17,104	35,913
Makhteshim-Agan Industries (a)	2,646	14,194
Mizrahi Tefahot Bank Ltd.	3,041	33,477
Nice Systems Ltd. (a)	979	37,233
Nice Systems Ltd. sponsored ADR (a)	274	10,448
Ormat Industries Ltd.	833	5,972
Partner Communications Co. Ltd.	1,672	31,608
Teva Pharmaceutical Industries Ltd.	9,703	444,402
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,180	374,071
TOTAL ISRAEL		1,564,809
Italy - 1.8%
A2A SpA	16,217	29,281
Assicurazioni Generali SpA	21,944	525,906
Atlantia SpA	6,124	150,667
Autogrill SpA	2,172	31,126
Banca Carige SpA	13,230	32,060
Banca Monte dei Paschi di Siena SpA (e)	36,026	48,826
Banco Popolare Societa Cooperativa	26,410	78,315
Enel Green Power SpA	34,500	102,305
Enel SpA	125,264	893,195
ENI SpA	49,378	1,322,073
EXOR SpA	1,367	49,304
Fiat Industrial SpA (a)	15,162	225,253
Fiat SpA	14,443	154,136
Finmeccanica SpA	7,627	103,030
Intesa Sanpaolo SpA	145,127	481,945
Intesa Sanpaolo SpA (Risparmio Shares)	17,247	49,458
Luxottica Group SpA	2,456	81,195
Common Stocks - continued
	Shares	Value
Italy - continued
Mediaset SpA	13,299	$ 88,564
Mediobanca SpA	9,255	105,418
Parmalat SpA	32,806	124,202
Pirelli & C SpA	5,154	53,630
Prysmian SpA	3,547	83,693
Saipem SpA	5,112	290,231
Snam Rete Gas SpA	29,315	182,370
Telecom Italia SpA	176,612	265,568
Terna SpA	24,115	120,731
UniCredit SpA	259,637	668,390
Unione di Banche Italiane SCpA	10,787	96,665
TOTAL ITALY		6,437,537
Japan - 12.7%
77 Bank Ltd.	7,000	32,332
ABC-Mart, Inc.	300	11,239
ACOM Co. Ltd.	230	3,370
Advantest Corp.	3,000	59,614
Aeon Co. Ltd.	10,900	131,313
Aeon Credit Service Co. Ltd.	1,800	24,404
Aeon Mall Co. Ltd.	1,400	33,666
Air Water, Inc.	3,000	36,262
Aisin Seiki Co. Ltd.	3,600	126,963
Ajinomoto Co., Inc.	12,000	133,438
Alfresa Holdings Corp.	900	31,777
All Nippon Airways Ltd. (a)	17,000	49,961
Amada Co. Ltd.	6,000	48,179
Aozora Bank Ltd.	8,000	17,327
Asahi Breweries Ltd.	7,200	135,242
Asahi Glass Co. Ltd.	20,000	253,895
Asahi Kasei Corp.	22,000	152,051
Asics Corp.	3,000	43,380
Astellas Pharma, Inc.	8,600	328,421
Bank of Kyoto Ltd.	6,000	55,596
Bank of Yokohama Ltd.	22,000	108,975
Benesse Corp.	1,200	49,906
Bridgestone Corp.	12,500	276,046
Brother Industries Ltd.	4,600	70,430
Canon Marketing Japan, Inc.	900	9,966
Canon, Inc.	21,400	1,007,656
Casio Computer Co. Ltd.	5,200	41,345
Central Japan Railway Co.	30	226,792
Common Stocks - continued
	Shares	Value
Japan - continued
Chiba Bank Ltd.	17,000	$ 100,638
Chiyoda Corp.	4,000	39,814
Chubu Electric Power Co., Inc.	12,700	278,251
Chugai Pharmaceutical Co. Ltd.	3,800	63,000
Chugokun Electric Power Co.	5,200	92,347
Citizen Holdings Co. Ltd.	5,200	31,483
Coca-Cola West Co. Ltd.	800	16,566
Cosmo Oil Co. Ltd.	12,000	39,606
Credit Saison Co. Ltd.	2,800	46,946
Dai Nippon Printing Co. Ltd.	10,000	119,945
Dai-ichi Mutual Life Insurance Co.	159	262,597
Daicel Chemical Industries Ltd.	6,000	38,693
Daido Steel Co. Ltd.	6,000	34,292
Daihatsu Motor Co. Ltd.	4,000	64,606
Daiichi Sankyo Kabushiki Kaisha	13,200	259,341
Daikin Industries Ltd.	4,800	152,875
Dainippon Sumitomo Pharma Co. Ltd.	3,500	33,651
Daito Trust Construction Co. Ltd.	1,300	103,987
Daiwa House Industry Co. Ltd.	9,000	109,032
Daiwa Securities Group, Inc.	29,000	125,149
DeNA Co. Ltd.	1,400	52,550
Denki Kagaku Kogyo KK	10,000	51,359
Denso Corp.	9,300	311,200
Dentsu, Inc.	3,000	79,774
Dowa Holdings Co. Ltd.	6,000	39,345
East Japan Railway Co.	6,500	361,229
Eisai Co. Ltd.	5,000	181,792
Electric Power Development Co. Ltd.	2,100	55,087
Elpida Memory, Inc. (a)	3,500	52,437
FamilyMart Co. Ltd.	1,200	43,552
Fanuc Ltd.	3,700	619,302
Fast Retailing Co. Ltd.	1,000	157,657
Fuji Electric Co. Ltd.	8,000	25,198
Fuji Heavy Industries Ltd.	11,000	81,866
Fuji Media Holdings, Inc.	12	16,039
Fujifilm Holdings Corp.	9,100	282,865
Fujitsu Ltd.	37,000	211,972
Fukuoka Financial Group, Inc.	14,000	58,168
Furukawa Electric Co. Ltd.	11,000	43,702
GREE, Inc.	2,000	41,182
GS Yuasa Corp.	6,000	41,050
Gunma Bank Ltd.	10,000	54,123
Common Stocks - continued
	Shares	Value
Japan - continued
Hakuhodo DY Holdings, Inc.	550	$ 28,796
Hamamatsu Photonics KK	1,300	51,147
Hankyu Hanshin Holdings, Inc.	21,000	93,017
Hino Motors Ltd.	6,000	28,435
Hirose Electric Co. Ltd.	600	62,526
Hiroshima Bank Ltd.	10,000	43,703
Hisamitsu Pharmaceutical Co., Inc.	1,100	45,902
Hitachi Chemical Co. Ltd.	2,100	43,279
Hitachi Construction Machinery Co. Ltd.	2,000	48,752
Hitachi High-Technologies Corp.	1,600	33,668
Hitachi Ltd.	85,000	461,300
Hitachi Metals Ltd.	3,000	39,509
Hokkaido Electric Power Co., Inc.	3,300	59,828
Hokuhoku Financial Group, Inc.	23,000	43,889
Hokuriku Electric Power Co., Inc.	3,000	60,837
Honda Motor Co. Ltd.	30,700	1,180,089
Hoya Corp.	8,800	189,508
Ibiden Co. Ltd.	2,200	74,268
Idemitsu Kosan Co. Ltd.	400	47,298
INPEX Corp.	42	322,847
Isetan Mitsukoshi Holdings Ltd.	8,700	83,976
Ishikawajima-Harima Heavy Industries Co. Ltd.	30,000	76,323
Isuzu Motors Ltd.	22,000	94,341
Ito En Ltd.	700	12,423
Itochu Corp.	28,800	299,976
ITOCHU Techno-Solutions Corp.	700	24,816
Iyo Bank Ltd.	5,000	41,809
J Front Retailing Co. Ltd.	10,000	43,451
Japan Petroleum Exploration Co. Ltd.	400	19,609
Japan Prime Realty Investment Corp.	10	28,432
Japan Real Estate Investment Corp.	10	98,978
Japan Retail Fund Investment Corp.	30	48,495
Japan Steel Works Ltd.	6,000	48,453
Japan Tobacco, Inc.	87	338,066
JFE Holdings, Inc.	8,900	243,583
JGC Corp.	4,000	100,133
Joyo Bank Ltd.	11,000	44,392
JS Group Corp.	4,500	108,445
JSR Corp.	3,400	71,521
JTEKT Corp.	3,600	46,759
Jupiter Telecommunications Co.	45	48,361
JX Holdings, Inc.	43,410	305,685
Common Stocks - continued
	Shares	Value
Japan - continued
Kajima Corp.	17,000	$ 48,740
Kamigumi Co. Ltd.	5,000	42,819
Kaneka Corp.	6,000	43,787
Kansai Electric Power Co., Inc.	14,600	307,473
Kansai Paint Co. Ltd.	5,000	45,094
Kao Corp.	10,600	265,312
Kawasaki Heavy Industries Ltd.	27,000	111,575
Kawasaki Kisen Kaisha Ltd.	12,000	40,235
KDDI Corp.	55	367,139
Keihin Electric Express Railway Co. Ltd.	8,000	55,839
Keio Corp.	13,000	73,008
Keisei Electric Railway Co.	6,000	34,810
Keyence Corp.	800	211,380
Kikkoman Corp.	3,000	29,777
Kinden Corp.	2,000	17,048
Kintetsu Corp. (e)	31,000	92,818
Kirin Holdings Co. Ltd.	17,000	239,184
Kobe Steel Ltd.	52,000	129,021
Koito Manufacturing Co. Ltd.	2,000	31,447
Komatsu Ltd.	17,700	624,014
Konami Corp.	1,700	33,878
Konica Minolta Holdings, Inc.	8,000	70,440
Kubota Corp.	22,000	210,914
Kuraray Co. Ltd.	6,600	96,134
Kurita Water Industries Ltd.	2,100	61,498
Kyocera Corp.	3,100	341,996
Kyowa Hakko Kirin Co., Ltd.	5,000	49,883
Kyushu Electric Power Co., Inc.	6,700	123,855
Lawson, Inc.	1,100	53,964
Mabuchi Motor Co. Ltd.	400	19,843
Makita Corp.	2,200	101,145
Marubeni Corp.	32,000	233,751
Marui Group Co. Ltd.	4,900	33,848
Maruichi Steel Tube Ltd.	700	17,417
Matsui Securities Co. Ltd.	1,900	9,365
Mazda Motor Corp.	26,000	59,696
McDonald's Holdings Co. (Japan) Ltd.	1,400	35,875
Medipal Holdings Corp.	2,100	17,463
Meiji Holdings Co. Ltd.	1,300	55,516
Minebea Ltd.	5,000	27,055
Miraca Holdings, Inc.	1,200	45,684
Mitsubishi Chemical Holdings Corp.	26,000	176,034
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Corp.	25,200	$ 683,533
Mitsubishi Electric Corp.	37,000	411,881
Mitsubishi Estate Co. Ltd.	23,000	402,445
Mitsubishi Gas Chemical Co., Inc.	8,000	62,668
Mitsubishi Heavy Industries Ltd.	59,000	281,888
Mitsubishi Logistics Corp.	2,000	22,120
Mitsubishi Materials Corp. (a)	21,000	72,893
Mitsubishi Motors Corp. of Japan (a)	69,000	84,646
Mitsubishi Tanabe Pharma Corp.	4,000	66,350
Mitsubishi UFJ Financial Group, Inc.	243,900	1,170,475
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,160	46,366
Mitsui & Co. Ltd.	32,400	576,490
Mitsui Chemicals, Inc.	14,000	51,289
Mitsui Engineering & Shipbuilding Co.	15,000	37,239
Mitsui Fudosan Co. Ltd.	16,000	277,649
Mitsui Mining & Smelting Co. Ltd.	12,000	42,956
Mitsui OSK Lines Ltd.	24,000	133,844
Mitsumi Electric Co. Ltd.	1,200	15,386
Mizuho Financial Group, Inc.	394,300	624,630
Mizuho Securities Co. Ltd.	13,000	33,082
Mizuho Trust & Banking Co. Ltd. (a)	33,000	27,902
MS&AD Insurance Group Holdings, Inc.	10,590	247,965
Murata Manufacturing Co. Ltd.	3,900	281,640
Nabtesco Corp.	1,600	40,956
Namco Bandai Holdings, Inc.	4,000	44,169
NEC Corp.	47,000	99,124
NGK Insulators Ltd.	5,000	86,746
NGK Spark Plug Co. Ltd.	3,000	41,755
NHK Spring Co. Ltd.	3,000	28,526
Nidec Corp.	2,100	183,535
Nikon Corp.	5,800	121,539
Nintendo Co. Ltd.	1,900	449,511
Nippon Building Fund, Inc.	10	100,633
Nippon Electric Glass Co. Ltd.	8,000	121,110
Nippon Express Co. Ltd.	16,000	63,742
Nippon Meat Packers, Inc.	3,000	41,553
Nippon Paper Group, Inc.	1,800	36,163
Nippon Sheet Glass Co. Ltd.	17,000	50,052
Nippon Steel Corp.	97,000	303,383
Nippon Telegraph & Telephone Corp.	9,100	423,984
Nippon Yusen KK	31,000	114,588
Nishi-Nippon City Bank Ltd.	14,000	39,648
Common Stocks - continued
	Shares	Value
Japan - continued
Nissan Chemical Industries Co. Ltd.	3,000	$ 31,125
Nissan Motor Co. Ltd.	47,200	454,079
Nisshin Seifun Group, Inc.	3,000	37,549
Nisshin Steel Co. Ltd.	15,000	29,938
Nisshinbo Holdings, Inc.	2,000	19,794
Nissin Food Holdings Co. Ltd.	1,100	38,988
Nitori Holdings Co. Ltd.	900	77,815
Nitto Denko Corp.	3,300	176,714
NKSJ Holdings, Inc. (a)	24,800	159,821
NOK Corp.	2,300	39,309
Nomura Holdings, Inc.	66,900	341,719
Nomura Real Estate Holdings, Inc.	1,400	21,623
Nomura Real Estate Office Fund, Inc.	4	28,958
Nomura Research Institute Ltd.	1,900	40,841
NSK Ltd.	9,000	79,857
NTN Corp.	9,000	43,214
NTT Data Corp.	29	96,082
NTT DoCoMo, Inc.	300	556,544
NTT Urban Development Co.	26	21,571
Obayashi Corp.	13,000	54,834
Obic Co. Ltd.	160	29,667
Odakyu Electric Railway Co. Ltd.	11,000	88,876
Oji Paper Co. Ltd.	15,000	67,341
Olympus Corp.	4,600	130,177
Omron Corp.	3,700	101,755
Ono Pharmaceutical Co. Ltd.	1,500	76,138
Oracle Corp. Japan	800	34,662
Oriental Land Co. Ltd.	1,100	93,387
ORIX Corp.	2,120	208,254
Osaka Gas Co. Ltd.	36,000	132,833
Otsuka Corp.	200	12,560
Otsuka Holdings Co. Ltd.	5,000	134,938
Panasonic Corp.	43,100	529,907
Rakuten, Inc.	151	140,194
Resona Holdings, Inc.	37,500	177,769
Ricoh Co. Ltd.	12,000	132,410
Rinnai Corp.	700	46,456
ROHM Co. Ltd.	1,900	114,415
Sankyo Co. Ltd. (Gunma)	1,000	51,999
Santen Pharmaceutical Co. Ltd.	1,200	46,410
Sapporo Breweries Ltd.	6,000	24,108
Sapporo Hokuyo Holdings, Inc.	6,000	26,612
Common Stocks - continued
	Shares	Value
Japan - continued
SBI Holdings, Inc. Japan	330	$ 35,571
Secom Co. Ltd.	4,200	208,310
Sega Sammy Holdings, Inc.	3,500	61,299
Seiko Epson Corp.	2,600	45,236
Sekisui Chemical Co. Ltd.	7,000	58,722
Sekisui House Ltd.	10,000	96,925
Senshu Ikeda Holdings, Inc.	15,700	23,441
Seven & i Holdings Co., Ltd.	14,300	359,831
Seven Bank Ltd.	8	15,160
Sharp Corp.	20,000	183,990
Shikoku Electric Power Co., Inc.	3,100	78,669
Shimadzu Corp.	5,000	43,434
Shimamura Co. Ltd.	500	47,079
SHIMANO, Inc.	1,300	69,761
SHIMIZU Corp.	12,000	50,695
Shin-Etsu Chemical Co., Ltd.	7,700	400,530
Shinko Electric Industries Co.Ltd.	1,000	10,268
Shinsei Bank Ltd. (a)	21,000	25,251
Shionogi & Co. Ltd.	5,400	87,530
Shiseido Co. Ltd.	6,400	106,441
Shizuoka Bank Ltd.	11,000	100,216
Showa Denko KK	23,000	45,896
Showa Shell Sekiyu KK	3,600	39,272
SMC Corp.	1,000	182,653
SOFTBANK CORP.	15,700	662,408
Sojitz Corp.	22,600	43,606
Sony Corp.	19,400	547,701
Sony Financial Holdings, Inc.	3,200	59,469
Square Enix Holdings Co. Ltd.	800	13,328
Stanley Electric Co. Ltd.	2,800	47,054
Sumco Corp. (a)	2,300	44,361
Sumitomo Chemical Co. Ltd.	28,000	148,886
Sumitomo Corp.	21,700	299,311
Sumitomo Electric Industries Ltd.	13,300	185,155
Sumitomo Heavy Industries Ltd.	10,000	65,937
Sumitomo Metal Industries Ltd.	67,000	141,720
Sumitomo Metal Mining Co. Ltd.	10,000	178,534
Sumitomo Mitsui Financial Group, Inc.	25,700	798,192
Sumitomo Mitsui Trust Holdings, Inc.	60,250	207,399
Sumitomo Realty & Development Co. Ltd.	7,000	144,876
Sumitomo Rubber Industries Ltd.	4,500	50,987
Suzuken Co. Ltd.	1,400	34,998
Common Stocks - continued
	Shares	Value
Japan - continued
Suzuki Motor Corp.	6,100	$ 145,204
Sysmex Corp.	1,400	49,029
T&D Holdings, Inc.	5,000	123,451
Taisei Corp.	21,000	49,189
Taisho Pharmaceutical Co. Ltd.	3,000	70,741
Taiyo Nippon Sanso Corp.	5,000	40,381
Takashimaya Co. Ltd.	5,000	34,184
Takeda Pharmaceutical Co. Ltd.	14,500	702,625
TDK Corp.	2,600	134,130
Teijin Ltd.	16,000	76,670
Terumo Corp.	3,400	189,595
The Chugoku Bank Ltd.	3,000	34,958
The Hachijuni Bank Ltd.	6,000	35,814
The Suruga Bank Ltd.	4,000	33,383
THK Co. Ltd.	2,000	51,402
Tobu Railway Co. Ltd.	22,000	85,894
Toho Co. Ltd.	2,200	33,303
Toho Gas Co. Ltd.	7,000	32,779
Tohoku Electric Power Co., Inc.	7,500	110,133
Tokio Marine Holdings, Inc.	13,800	386,000
Tokuyama Corp.	9,000	46,787
Tokyo Electric Power Co.	27,700	148,535
Tokyo Electron Ltd.	3,500	202,604
Tokyo Gas Co. Ltd.	50,000	223,050
Tokyo Steel Manufacturing Co. Ltd.	2,600	28,173
Tokyo Tatemono Co. Ltd.	8,000	28,925
Tokyu Corp.	18,000	74,454
Tokyu Land Corp.	9,000	38,875
TonenGeneral Sekiyu KK	5,000	62,026
Toppan Printing Co. Ltd.	11,000	86,455
Toray Industries, Inc.	26,000	192,834
Toshiba Corp.	76,000	404,642
Tosoh Corp.	11,000	42,548
Toto Ltd.	5,000	39,256
Toyo Seikan Kaisha Ltd.	2,900	49,294
Toyo Suisan Kaisha Ltd.	2,000	46,054
Toyoda Gosei Co. Ltd.	1,300	28,400
Toyota Boshoku Corp.	1,600	24,930
Toyota Industries Corp.	3,200	96,988
Toyota Motor Corp.	52,200	2,082,061
Toyota Tsusho Corp.	3,900	65,021
Trend Micro, Inc.	1,900	54,235
Common Stocks - continued
	Shares	Value
Japan - continued
Tsumura & Co.	800	$ 24,880
Ube Industries Ltd.	19,000	60,764
Uni-Charm Corp.	2,200	87,131
UNY Co. Ltd.	3,400	29,791
Ushio, Inc.	2,000	40,718
USS Co. Ltd.	320	24,588
West Japan Railway Co.	36	131,266
Yahoo! Japan Corp.	271	99,674
Yakult Honsha Co. Ltd.	1,800	49,988
Yamada Denki Co. Ltd.	1,460	102,561
Yamaguchi Financial Group, Inc.	4,000	36,124
Yamaha Corp.	3,300	41,268
Yamaha Motor Co. Ltd. (a)	5,000	96,099
Yamato Holdings Co. Ltd.	8,500	135,691
Yamato Kogyo Co. Ltd.	900	29,699
Yamazaki Baking Co. Ltd.	2,000	25,789
Yaskawa Electric Corp.	4,000	46,822
Yokogawa Electric Corp.	4,500	36,455
TOTAL JAPAN		44,677,932
Korea (South) - 3.3%
Amorepacific Corp.	61	61,657
BS Financial Group, Inc. (a)	3,690	53,874
Celltrion, Inc.	820	28,165
Cheil Industries, Inc.	959	105,907
CJ CheilJedang Corp.	180	41,862
Daegu Bank Co. Ltd.	1,850	30,992
Daelim Industrial Co.	558	63,189
Daewoo Engineering & Construction Co. Ltd.	2,660	28,380
Daewoo International Corp.	512	19,934
Daewoo Securities Co. Ltd.	2,020	42,631
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,920	82,388
Dongbu Insurance Co. Ltd.	890	42,480
Dongkuk Steel Mill Co. Ltd.	540	21,529
Doosan Co. Ltd.	234	28,798
Doosan Heavy Industries & Construction Co. Ltd.	682	38,169
Doosan Infracore Co. Ltd. (a)	1,440	39,891
GS Engineering & Construction Corp.	708	85,477
GS Holdings Corp.	1,022	85,605
Hana Financial Group, Inc.	3,980	169,108
Hanjin Heavy Industries & Consolidated Co. Ltd.	434	15,841
Hanjin Shipping Co. Ltd.	1,079	28,124
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hanjin Shipping Holdings Co. Ltd.	12	$ 156
Hankook Tire Co. Ltd.	1,590	63,912
Hanwha Chemical Corp.	1,640	73,213
Hanwha Corp.	950	43,744
HITE Brewery Co. Ltd.	30	3,299
Honam Petrochemical Corp.	261	92,333
Hynix Semiconductor, Inc.	9,640	304,943
Hyosung Corp.	488	40,145
Hyundai Department Store Co. Ltd.	271	39,819
Hyundai Engineering & Construction Co. Ltd.	1,424	119,811
Hyundai Glovis Co. Ltd.	151	21,622
Hyundai Heavy Industries Co. Ltd.	715	358,002
Hyundai Industrial Development & Construction Co.	1,220	33,454
Hyundai Merchant Marine Co. Ltd.	1,000	30,604
Hyundai Mipo Dockyard Co. Ltd.	192	34,141
Hyundai Mobis	1,278	429,389
Hyundai Motor Co.	2,904	669,944
Hyundai Securities Co. Ltd.	2,880	36,522
Hyundai Steel Co.	1,132	144,082
Industrial Bank of Korea	3,200	61,544
Kangwon Land, Inc.	1,970	44,894
KB Financial Group, Inc.	5,821	312,957
KB Financial Group, Inc. ADR	362	19,291
KCC Corp.	65	22,052
Kia Motors Corp.	4,550	327,464
Korea Electric Power Corp. (a)	4,170	100,204
Korea Electric Power Corp. sponsored ADR (a)	520	6,292
Korea Exchange Bank	4,390	37,429
Korea Gas Corp.	263	8,406
Korea Investment Holdings Co. Ltd.	710	27,875
Korea Life Insurance Co. Ltd.	4,200	29,048
Korea Zinc Co. Ltd.	172	67,931
Korean Air Lines Co. Ltd.	633	38,803
KT Corp.	900	32,408
KT Corp. sponsored ADR	3,220	65,366
KT&G Corp.	1,996	118,434
LG Chemical Ltd.	892	442,452
LG Corp.	1,806	166,487
LG Display Co. Ltd.	4,620	166,213
LG Display Co. Ltd. sponsored ADR	460	8,197
LG Electronics, Inc.	1,876	180,840
LG Household & Health Care Ltd.	164	66,153
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Innotek Co. Ltd.	229	$ 23,146
LG Telecom Ltd.	3,058	18,631
Lotte Confectionery Co. Ltd.	8	11,890
Lotte Shopping Co. Ltd.	177	80,921
LS Cable Ltd.	340	37,707
LS Industrial Systems Ltd.	371	27,604
Mando Corp.	200	35,190
Mirae Asset Securities Co. Ltd.	566	22,937
NCsoft Corp.	252	66,862
NHN Corp. (a)	778	154,726
OCI Co. Ltd.	299	179,092
POSCO	1,154	507,909
POSCO sponsored ADR	336	37,061
S-Oil Corp.	795	118,673
S1 Corp.	240	11,747
Samsung C&T Corp.	2,282	165,517
Samsung Card Co. Ltd.	902	44,910
Samsung Electro-Mechanics Co. Ltd.	1,135	109,941
Samsung Electronics Co. Ltd.	1,969	1,645,593
Samsung Electronics Co. Ltd.:
GDR	268	111,354
GDR (f)	56	16,089
Samsung Engineering Co. Ltd.	583	129,586
Samsung Fire & Marine Insurance Co. Ltd.	673	144,867
Samsung Heavy Industries Ltd.	3,070	139,350
Samsung Life Insurance Co. Ltd.	983	89,330
Samsung SDI Co. Ltd.	659	118,108
Samsung Securities Co. Ltd.	1,063	88,940
Samsung Techwin Co. Ltd.	712	58,706
Seoul Semiconductor Co. Ltd.	423	12,688
Shinhan Financial Group Co. Ltd.	7,110	349,345
Shinhan Financial Group Co. Ltd. sponsored ADR	225	21,830
Shinsegae Co. Ltd.	554	139,991
SK Broadband Co., Ltd. (a)	2,460	9,900
SK C&C Co. Ltd.	201	20,693
SK Energy Co. Ltd.	1,205	261,638
SK Holdings Co. Ltd.	514	92,361
SK Networks Co. Ltd.	1,050	11,645
SK Telecom Co. Ltd.	331	50,299
SK Telecom Co. Ltd. sponsored ADR	3,790	71,934
STX Pan Ocean Co. Ltd. (Korea)	2,670	21,690
Tong Yang Securities, Inc.	1,290	9,489
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Woongjin Coway Co. Ltd.	1,100	$ 36,855
Woori Finance Holdings Co. Ltd.	5,130	70,096
Woori Investment & Securities Co. Ltd.	1,850	37,138
Yuhan Corp.	222	29,815
TOTAL KOREA (SOUTH)		11,447,670
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	16,583	612,860
Kernel Holding SA (a)	811	21,997
Millicom International Cellular SA unit	1,451	157,141
SES SA FDR (France) unit	5,522	145,017
Subsea 7 SA	5,847	153,800
Tenaris SA	9,287	234,263
TOTAL LUXEMBOURG		1,325,078
Malaysia - 0.6%
AirAsia Bhd	21,200	20,538
AMMB Holdings Bhd	32,300	69,561
Axiata Group Bhd (a)	44,000	72,776
Berjaya Group Bhd	52,100	20,049
Berjaya Sports Toto Bhd	7,300	10,399
British American Tobacco (Malaysia) Bhd	2,600	42,127
Bumiputra-Commerce Holdings Bhd	77,400	213,977
Bursa Malaysia Bhd	4,800	13,011
DiGi.com Bhd	8,100	79,510
Gamuda Bhd	33,075	41,755
Genting Bhd	40,300	157,799
Genting Malaysia Bhd	57,400	71,302
Genting Plantations Bhd	2,900	7,831
Hong Leong Bank Bhd	11,100	38,967
Hong Leong Credit Bhd	2,600	9,005
IGB Corp. Bhd	4,040	2,905
IJM Corp. Bhd	22,200	46,461
IOI Corp. Bhd	57,100	101,961
Kuala Lumpur Kepong Bhd	7,900	56,320
Lafarge Malayan Cement Bhd	5,000	12,219
Malayan Banking Bhd	63,924	188,805
Malaysian Airline System Bhd (a)	14,900	9,154
Malaysian Plantations Bhd	24,900	26,140
Maxis Bhd	38,800	70,331
MISC Bhd	21,500	56,608
MMC Corp. Bhd	24,800	22,435
Common Stocks - continued
	Shares	Value
Malaysia - continued
Parkson Holdings Bhd	6,471	$ 12,494
Petronas Chemicals Group Bhd	35,000	85,418
Petronas Dagangan Bhd	3,500	18,289
Petronas Gas Bhd	6,800	25,846
PLUS Expressways Bhd	31,100	47,136
PPB Group Bhd	8,200	46,999
Public Bank Bhd	42	185
Public Bank Bhd (For. Reg.)	23,200	102,589
RHB Capital Bhd	10,200	30,505
Sime Darby Bhd	55,900	170,200
SP Setia Bhd	13,050	18,413
Telekom Malaysia Bhd	21,700	29,226
Tenaga Nasional Bhd	46,225	93,776
UMW Holdings Bhd	11,500	27,289
YTL Corp. Bhd	43,500	24,375
YTL Power International Bhd	49,800	37,991
TOTAL MALAYSIA		2,232,677
Mauritius - 0.0%
Golden Agri-Resources Ltd.	122,000	66,280
Mexico - 1.0%
Alfa SA de CV Series A	5,700	85,371
America Movil SAB de CV Series L	376,623	1,079,412
Cemex SA de CV unit	194,964	169,038
Coca-Cola FEMSA SAB de CV Series L	5,200	41,435
Compartamos SAB de CV (a)	21,500	40,102
Desarrolladora Homex SAB de CV (a)	5,600	26,369
Embotelladoras Arca SAB de CC	8,100	49,195
Fomento Economico Mexicano SAB de CV unit	42,200	265,613
Grupo Aeroportuario del Pacifico SA de CV Series B	9,700	40,348
Grupo Bimbo Sab de CV Series A	23,200	51,194
Grupo Carso SA de CV Series A1	11,800	45,895
Grupo Elektra SA de CV	1,170	53,282
Grupo Financiero Banorte SAB de CV Series O	33,200	167,201
Grupo Financiero Inbursa SAB de CV Series O	15,700	83,733
Grupo Mexico SA de CV Series B	74,400	257,637
Grupo Modelo SAB de CV Series C	11,400	71,288
Grupo Televisa SA de CV (a)	45,700	216,417
Industrias Penoles SA de CV	1,585	61,725
Kimberly-Clark de Mexico SA de CV Series A	9,700	60,025
Mexichem SAB de CV	14,900	56,632
Minera Frisco SAB de CV (a)	11,300	48,722
Common Stocks - continued
	Shares	Value
Mexico - continued
Telefonos de Mexico SA de CV Series L	105,200	$ 98,796
Urbi, Desarrollos Urbanos, SA de CV (a)	11,900	28,513
Wal-Mart de Mexico SA de CV Series V	120,100	376,242
TOTAL MEXICO		3,474,185
Morocco - 0.0%
Attijariwafa Bank	331	15,811
Douja Promotion Groupe Addoha SA	2,268	27,896
Maroc Telecom	3,323	65,764
TOTAL MOROCCO		109,471
Netherlands - 1.8%
AEGON NV (a)	33,725	268,070
Akzo Nobel NV	4,472	347,359
ASML Holding NV (Netherlands)	8,300	345,973
Corio NV	1,068	75,632
Delta Lloyd NV	1,332	35,059
European Aeronautic Defence and Space Co. EADS NV	8,029	248,435
Fugro NV (Certificaten Van Aandelen) unit	1,283	117,691
Heineken Holding NV (A Shares)	2,196	115,911
Heineken NV (Bearer)	5,094	304,941
ING Groep NV (Certificaten Van Aandelen) (a)	72,230	951,607
Koninklijke Ahold NV	23,306	327,223
Koninklijke Boskalis Westminster NV	1,274	67,755
Koninklijke KPN NV	29,551	469,006
Koninklijke Philips Electronics NV	19,149	567,175
QIAGEN NV (a)	4,591	98,263
Randstad Holdings NV	1,991	112,006
Reed Elsevier NV	13,792	180,733
Royal DSM NV	2,791	192,439
SBM Offshore NV	3,204	93,753
STMicroelectronics NV	11,566	136,874
TNT NV	6,673	164,322
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	31,159	1,025,809
Vopak NV	1,394	66,817
Wolters Kluwer NV (Certificaten Van Aandelen)	5,695	132,689
TOTAL NETHERLANDS		6,445,542
New Zealand - 0.1%
Auckland International Airport Ltd.	19,391	34,841
Contact Energy Ltd.	9,220	44,400
Fletcher Building Ltd.	14,353	106,757
Common Stocks - continued
	Shares	Value
New Zealand - continued
Sky City Entertainment Group Ltd.	8,235	$ 23,733
Telecom Corp. of New Zealand Ltd.	33,757	59,203
TOTAL NEW ZEALAND		268,934
Norway - 0.5%
Aker Solutions ASA (e)	2,970	71,669
DnB NOR ASA (e)	19,036	309,505
Norsk Hydro ASA (e)	18,130	160,692
Orkla ASA (A Shares) (e)	14,100	142,845
Renewable Energy Corp. ASA (a)	7,515	26,528
StatoilHydro ASA (e)	21,135	619,156
Telenor ASA (e)	16,219	280,243
Yara International ASA (e)	3,392	198,683
TOTAL NORWAY		1,809,321
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	3,799	158,304
Philippines - 0.1%
Aboitiz Equity Ventures, Inc.	30,000	27,789
Aboitiz Power Corp.	53,200	39,212
Alliance Global Group, Inc.	102,800	28,483
Ayala Corp.	2,270	20,735
Ayala Land, Inc.	109,500	42,055
Banco de Oro Universal Bank	9,600	12,178
Bank of the Philippine Islands (BPI)	26,506	36,411
Globe Telecom, Inc.	250	5,256
Jollibee Food Corp.	3,980	8,787
Manila Electric Co.	5,500	31,480
Metropolitan Bank & Trust Co.	18,627	29,874
Philippine Long Distance Telephone Co.	905	52,609
PNOC Energy Development Corp.	104,200	16,432
SM Investments Corp.	4,070	55,053
SM Prime Holdings, Inc.	118,600	33,248
TOTAL PHILIPPINES		439,602
Poland - 0.4%
Asseco Poland SA	1,622	32,445
Bank Handlowy w Warszawie SA	855	32,209
Bank Millennium SA	7,330	15,021
Bank Polska Kasa Opieki SA	2,355	154,365
BRE Bank SA (a)	226	29,457
Cyfrowy Polsat SA	1,900	11,617
Common Stocks - continued
	Shares	Value
Poland - continued
ENEA SA	3,100	$ 22,772
Getin Holding SA (a)	4,646	26,096
Globe Trade Centre SA (a)	3,353	26,146
Grupa Lotos SA (a)	1,084	19,401
ING Bank Slaski SA	86	28,380
KGHM Polska Miedz SA (Bearer)	2,526	185,842
PBG SA	144	8,896
Polish Oil & Gas Co.	36,365	53,290
Polska Grupa Energetyczna SA	12,605	113,725
Polski Koncern Naftowy Orlen SA (a)	6,066	126,368
Powszechna Kasa Oszczednosci Bank SA	12,645	217,693
Powszechny Zaklad Ubezpieczen SA	836	117,469
Tauron Polska Energia SA	21,323	49,802
Telekomunikacja Polska SA	16,009	105,840
TVN SA	1,651	10,934
TOTAL POLAND		1,387,768
Portugal - 0.2%
Banco Comercial Portugues SA:
rights 5/5/11 (a)	55,045	1,875
(Reg.)	55,045	43,946
Banco Espirito Santo SA (Reg.)	10,905	45,938
Brisa Auto-Estradas de Portugal SA	2,904	19,429
Cimpor-Cimentos de Portugal SGPS SA	4,732	32,697
Energias de Portugal SA	38,595	157,781
Galp Energia SGPS SA Class B	3,844	86,004
Jeronimo Martins SGPS SA	4,440	72,868
Portugal Telecom SGPS SA (Reg.)	9,849	120,535
TOTAL PORTUGAL		581,073
Russia - 1.6%
Federal Grid Co. Unified Energy System JSC (a)	5,452,410	71,947
Gazprom Neft (a)	467	2,344
Gazprom Neft sponsored ADR	150	3,791
Inter Rao Ues JSC (a)	12,847,000	16,551
Lukoil Oil Co. (a)	665	45,951
Lukoil Oil Co. sponsored ADR (United Kingdom)	8,317	575,536
Magnit OJSC GDR (Reg. S)	4,060	113,680
Mechel Steel Group OAO sponsored ADR	2,466	70,454
Mobile TeleSystems OJSC sponsored ADR	9,815	207,587
Novolipetsk Steel Ojsc	1,615	61,628
OAO Gazprom (a)	40,634	343,449
Common Stocks - continued
	Shares	Value
Russia - continued
OAO Gazprom sponsored ADR (Reg. S)	81,424	$ 1,373,623
OAO NOVATEK GDR	1,785	250,793
OAO Raspadskaya (a)	2,300	15,289
OAO Tatneft sponsored ADR	4,240	191,182
OAO TMK GDR (Reg. S) (a)	1,322	27,088
OGK-4 OJSC (a)	349,500	30,788
OJSC MMC Norilsk Nickel (a)	313	87,306
OJSC MMC Norilsk Nickel ADR	9,560	263,856
OJSC Oil Co. Rosneft (a)	1,806	16,095
OJSC Oil Co. Rosneft GDR (Reg. S)	28,859	257,567
Polymetal JSC (a)	111	2,187
Polymetal JSC GDR (Reg. S) (a)	2,021	38,682
Polyus Gold OJSC (a)	108	7,677
Polyus Gold OJSC ADR	1,340	48,240
RusHydro JSC (a)	144,700	7,330
RusHydro JSC sponsored ADR (a)	22,956	120,519
Sberbank (Savings Bank of the Russian Federation)	166,215	606,299
Severstal JSC (a)	285	5,226
Severstal JSC GDR (Reg. S)	3,641	65,538
Sistema JSFC sponsored GDR	1,858	52,377
Surgutneftegaz JSC:
(Reg.)	10,100	10,583
sponsored ADR	12,100	129,107
Uralkali JSC (a)	1,055	8,797
Uralkali JSC GDR (Reg. S)	2,572	107,947
VTB Bank JSC (a)	2,224,000	7,197
VTB Bank JSC unit	25,045	162,041
Wimm-Bill-Dann Foods OJSC sponsored ADR	1,213	42,807
TOTAL RUSSIA		5,449,059
Singapore - 1.0%
Ascendas Real Estate Investment Trust (A-REIT)	29,000	48,094
CapitaLand Ltd.	48,000	133,328
CapitaMall Trust	42,000	64,850
CapitaMalls Asia Ltd.	29,000	41,935
City Developments Ltd.	11,000	106,401
ComfortDelgro Corp. Ltd.	38,000	47,498
Cosco Corp. Singapore Ltd.	15,000	27,205
DBS Group Holdings Ltd.	33,214	406,475
Fraser & Neave Ltd.	19,000	97,324
Global Logistic Properties Ltd.	26,000	40,995
Hutchison Port Holdings Trust	90,000	82,800
Common Stocks - continued
	Shares	Value
Singapore - continued
Jardine Cycle & Carriage Ltd.	2,000	$ 60,259
Keppel Corp. Ltd.	26,400	256,656
Keppel Land Ltd.	15,000	51,101
Neptune Orient Lines Ltd.	20,000	30,718
Olam International Ltd.	22,000	51,583
Oversea-Chinese Banking Corp. Ltd.	47,353	369,447
SembCorp Industries Ltd.	17,000	74,997
SembCorp Marine Ltd.	15,000	69,482
Singapore Airlines Ltd.	10,000	115,028
Singapore Exchange Ltd.	18,000	114,701
Singapore Press Holdings Ltd.	28,000	91,042
Singapore Technologies Engineering Ltd.	29,000	74,629
Singapore Telecommunications Ltd.	152,000	387,435
StarHub Ltd.	13,000	30,481
United Overseas Bank Ltd.	24,185	387,655
UOL Group Ltd.	7,000	27,679
Wilmar International Ltd.	39,000	167,910
Yangzijiang Shipbuilding Holdings Ltd.	31,000	45,840
TOTAL SINGAPORE		3,503,548
South Africa - 1.7%
Absa Group Ltd.	5,778	119,584
African Bank Investments Ltd.	13,079	76,259
African Rainbow Minerals Ltd.	1,733	56,353
Anglo Platinum Ltd.	1,357	137,792
AngloGold Ashanti Ltd.	6,855	348,892
ArcelorMittal South Africa Ltd.	3,717	50,814
Aspen Pharmacare Holdings Ltd.	5,134	63,308
Aveng Ltd.	8,871	47,091
Bidvest Group Ltd.	6,255	144,245
Discovery Holdings Ltd.	5,863	33,801
Exxaro Resources Ltd.	2,389	64,519
FirstRand Ltd.	51,178	160,965
Foschini Ltd.	4,171	57,529
Gold Fields Ltd.	14,162	253,162
Growthpoint Properties Ltd.	29,607	82,122
Harmony Gold Mining Co. Ltd.	8,131	124,755
Impala Platinum Holdings Ltd.	9,834	306,948
Imperial Holdings Ltd.	3,160	56,761
Investec Ltd.	4,795	38,761
Kumba Iron Ore Ltd.	1,512	110,491
Liberty Holdings Ltd.	2,395	26,215
Common Stocks - continued
	Shares	Value
South Africa - continued
Massmart Holdings Ltd.	3,527	$ 77,319
Mmi Holdings Ltd.	18,478	47,821
MTN Group Ltd.	32,529	722,955
Murray & Roberts Holdings Ltd.	4,078	15,645
Naspers Ltd. Class N	7,296	438,732
Nedbank Group Ltd.	3,436	76,496
Netcare Ltd.	22,073	47,716
Northam Platinum Ltd.	1,902	12,538
Pick 'n Pay Stores Ltd.	4,909	31,769
Pretoria Portland Cement Co. Ltd.	10,942	41,644
Rand Merchant Insurance Holdings Ltd.	13,014	23,497
Redefine Properties Ltd. unit	43,358	51,683
Remgro Ltd.	8,279	143,530
Reunert Ltd.	2,503	23,739
RMB Holdings Ltd.	13,014	56,127
Sanlam Ltd.	36,942	158,369
Sappi Ltd. (a)	8,887	48,435
Sasol Ltd.	11,179	645,620
Shoprite Holdings Ltd.	7,250	114,234
Spar Group Ltd.	3,915	58,110
Standard Bank Group Ltd.	23,001	360,768
Steinhoff International Holdings Ltd.	22,972	88,478
Telkom SA Ltd.	6,166	35,905
Tiger Brands Ltd.	3,569	104,591
Transportation Hex Group Ltd. (a)	136	52
Truworths International Ltd.	7,476	86,463
Vodacom Group (Pty) Ltd.	6,723	82,186
Woolworths Holdings Ltd.	13,859	63,190
TOTAL SOUTH AFRICA		6,017,979
Spain - 2.4%
Abertis Infraestructuras SA	6,207	147,055
Acerinox SA	1,808	36,327
Actividades de Construccion y Servicios SA (ACS)	2,947	148,261
Amadeus IT Holding SA Class A (a)	3,700	77,493
Banco Bilbao Vizcaya Argentaria SA	80,573	1,032,137
Banco de Sabadell SA	20,436	90,598
Banco de Valencia SA	2,842	11,492
Banco de Valencia SA rights 5/9/11 (a)	2,842	223
Banco Popular Espanol SA	16,523	99,070
Banco Santander SA	158,590	2,025,338
Bankinter SA	5,667	42,306
Common Stocks - continued
	Shares	Value
Spain - continued
Cintra Concesiones de Infrastructuras de Transporte SA	8,311	$ 114,645
Criteria CaixaCorp, SA	17,417	128,603
EDP Renovaveis SA (a)	5,179	39,890
Enagas SA	3,219	79,649
Fomento Construcciones y Contratas SA (FOCSA)	740	25,133
Gas Natural SDG SA	6,215	127,775
Gestevision Telecinco SA	3,469	38,984
Grifols SA	2,932	58,064
Grupo Acciona SA	510	59,330
Iberdrola Renovables SA	17,409	79,705
Iberdrola SA	71,763	666,472
Inditex SA	4,124	369,807
Indra Sistemas SA	1,929	43,773
International Consolidated Airlines Group SA (a)	17,820	70,945
Mapfre SA (Reg.)	13,919	58,139
Red Electrica Corporacion SA	1,986	126,727
Repsol YPF SA	14,251	508,928
Telefonica SA	78,008	2,095,768
Zardoya Otis SA	2,829	48,189
TOTAL SPAIN		8,450,826
Sweden - 2.1%
Alfa Laval AB	6,835	153,020
ASSA ABLOY AB (B Shares)	6,325	189,849
Atlas Copco AB:
(A Shares) (e)	12,850	377,197
(B Shares)	7,096	187,982
Boliden AB	5,200	117,190
Electrolux AB (B Shares)	4,272	108,647
Getinge AB (B Shares)	4,244	112,780
H&M Hennes & Mauritz AB (B Shares)	19,627	693,367
Hexagon AB (B Shares)	4,384	113,889
Holmen AB (B Shares)	956	35,276
Husqvarna AB (B Shares)	8,116	63,816
Industrivarden AB Series C	2,600	51,884
Investment AB Kinnevik	4,572	118,016
Investor AB (B Shares)	8,213	204,527
Modern Times Group MTG AB (B Shares)	940	72,015
Nordea Bank AB	49,494	564,675
Ratos AB (B Shares)	1,830	75,610
Sandvik AB	19,220	407,711
Common Stocks - continued
	Shares	Value
Sweden - continued
Scania AB (B Shares)	6,485	$ 168,469
Securitas AB (B Shares)	6,337	79,376
Skandinaviska Enskilda Banken AB (A Shares)	25,283	243,062
Skanska AB (B Shares)	8,146	174,957
SKF AB (B Shares)	7,454	235,208
SSAB Svenskt Stal AB (A Shares)	3,286	58,722
Svenska Cellulosa AB (SCA) (B Shares)	10,361	158,754
Svenska Handelsbanken AB (A Shares)	9,477	328,837
Swedbank AB (A Shares)	14,058	266,575
Swedish Match Co.	4,761	168,902
Tele2 AB (B Shares)	6,003	150,683
Telefonaktiebolaget LM Ericsson (B Shares)	58,187	882,748
TeliaSonera AB (e)	43,074	351,662
Volvo AB (B Shares)	26,013	510,489
TOTAL SWEDEN		7,425,895
Switzerland - 5.2%
ABB Ltd. (Reg.)	41,887	1,156,521
Actelion Ltd.	1,834	108,007
Adecco SA (Reg.)	2,250	160,594
ARYZTA AG	1,534	85,464
Baloise Holdings AG	944	104,368
Compagnie Financiere Richemont SA Series A	10,115	653,561
Credit Suisse Group	21,252	967,153
GAM Holding Ltd.	3,912	77,096
Geberit AG (Reg.)	730	170,866
Givaudan SA	149	165,680
Holcim Ltd. (Reg.)	4,666	406,114
Julius Baer Group Ltd.	4,148	193,795
Kuehne & Nagel International AG	1,018	162,616
Lindt & Spruengli AG	2	74,426
Lindt & Spruengli AG (participation certificate)	17	56,395
Logitech International SA (Reg.) (a)	3,705	51,304
Lonza Group AG	817	70,165
Nestle SA	66,294	4,114,847
Novartis AG	40,388	2,394,600
Pargesa Holding SA	541	55,591
Roche Holding AG (participation certificate)	13,401	2,173,219
Schindler Holding AG:
(participation certificate)	1,045	135,162
(Reg.)	416	53,518
SGS Societe Generale de Surveillance Holding SA (Reg.)	102	202,432
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sika AG (Bearer)	44	$ 112,295
Sonova Holding AG Class B	827	83,498
Straumann Holding AG	114	29,793
Swiss Life Holding AG	647	118,010
Swiss Reinsurance Co.	6,679	397,969
Swisscom AG	481	220,666
Syngenta AG (Switzerland)	1,845	652,385
The Swatch Group AG:
(Bearer)	609	299,520
(Reg.)	900	79,842
Transocean Ltd.	6,140	449,952
UBS AG (a)	68,494	1,370,503
Zurich Financial Services AG	2,785	782,240
TOTAL SWITZERLAND		18,390,167
Taiwan - 2.5%
Acer, Inc.	46,013	85,979
Advanced Semiconductor Engineering, Inc.	103,998	121,608
Advantech Co. Ltd.	4,000	13,219
Asia Cement Corp.	41,270	55,103
ASUSTeK Computer, Inc.	11,100	99,836
AU Optronics Corp. (a)	135,000	108,644
Capital Securities Corp.	19,168	9,322
Catcher Technology Co. Ltd.	9,000	56,476
Cathay Financial Holding Co. Ltd.	134,450	224,044
Chang Hwa Commercial Bank	68,000	59,264
Cheng Shin Rubber Industry Co. Ltd.	22,000	55,451
Cheng Uei Precision Industries Co. Ltd.	5,010	10,043
Chicony Electronics Co. Ltd.	6,100	11,994
Chimei Innolux Corp. (a)	85,341	87,468
China Airlines Ltd. (a)	53,000	33,812
China Development Finance Holding Corp.	172,380	72,113
China Life Insurance Co. Ltd.	16,966	19,784
China Life Insurance Co. Ltd. rights 5/12/11 (a)	2,234	658
China Motor Co. Ltd.	10,000	9,447
China Petrochemical Development Corp. (a)	32,000	39,770
China Steel Corp.	202,419	249,804
Chinatrust Financial Holding Co. Ltd.	161,688	147,963
Chunghwa Picture Tubes, Ltd. (a)	73,551	9,846
Chunghwa Telecom Co. Ltd.	68,400	217,238
Clevo Co. Ltd.	5,000	11,417
CMC Magnetics Corp. (a)	44,000	10,676
Common Stocks - continued
	Shares	Value
Taiwan - continued
Compal Communications, Inc.	1,000	$ 851
Compal Electronics, Inc.	77,394	87,552
Coretronic Corp.	16,000	24,431
Delta Electronics, Inc.	33,000	147,255
E Ink Holdings, Inc. (a)	18,000	36,584
E.Sun Financial Holdings Co. Ltd.	54,715	38,721
Epistar Corp.	13,000	43,009
Eternal Chemical Co. Ltd.	21,200	25,461
EVA Airways Corp. (a)	41,000	37,663
Evergreen International Storage & Transport Corp.	1,000	882
Evergreen Marine Corp. (Taiwan) (a)	32,000	29,562
Everlight Electronics Co. Ltd.	3,000	8,555
Far East Department Stores Co. Ltd.	19,100	33,692
Far Eastern Textile Ltd.	61,260	96,103
Far EasTone Telecommunications Co. Ltd.	32,000	48,471
Farglory Land Development Co. Ltd.	5,000	11,382
Feng Hsin Iron & Steel Co.	12,000	21,837
First Financial Holding Co. Ltd.	87,575	81,057
Formosa Chemicals & Fibre Corp.	57,000	229,510
Formosa International Hotel Corp.	1,000	18,581
Formosa Petrochemical Corp.	22,000	77,079
Formosa Plastics Corp.	78,000	318,145
Formosa Taffeta Co. Ltd.	24,000	25,937
Foxconn Technology Co. Ltd.	11,420	54,542
Fubon Financial Holding Co. Ltd.	94,148	137,850
Giant Manufacturing Co. Ltd.	4,042	16,134
HannStar Display Corp. (a)	50,000	8,785
Highwealth Construction Corp.	11,000	24,389
HIWIN Technologies Corp.	3,000	29,807
Hon Hai Precision Industry Co. Ltd. (Foxconn)	168,320	636,664
HTC Corp.	13,150	595,956
Hua Nan Financial Holdings Co. Ltd.	63,990	51,085
Inotera Memories, Inc. (a)	26,257	13,135
Inventec Corp.	20,400	10,952
KGI Securities Co. Ltd.	42,000	21,963
Kinsus Interconnect Technology Corp.	4,000	13,931
Largan Precision Co. Ltd.	2,000	63,378
Lee Chang Yung Chemical Industries Corp.	4,183	12,308
Lite-On Technology Corp.	36,054	45,562
Macronix International Co. Ltd.	68,000	44,567
MediaTek, Inc.	19,007	209,716
Mega Financial Holding Co. Ltd.	136,000	118,529
Common Stocks - continued
	Shares	Value
Taiwan - continued
Micro-Star International Co. Ltd.	5,000	$ 2,597
Mitac International Corp.	21,000	8,858
Motech Industries, Inc.	7,009	26,389
Nan Ya Plastics Corp.	93,000	284,658
Nan Ya Printed Circuit Board Corp.	3,000	9,789
Nankang Rubber Tire Co. Ltd. (a)	6,000	9,496
Nanya Technology Corp. (a)	14,000	7,077
Novatek Microelectronics Corp.	7,000	21,353
Pegatron Corp. (a)	32,652	34,377
Phison Electronics Corp.	1,199	6,437
PixArt Imaging, Inc.	1,000	3,904
Polaris Securities Co. Ltd.	51,000	36,625
Pou Chen Corp.	29,240	27,522
Powerchip Technology Corp. (a)	134,840	28,956
Powertech Technology, Inc.	12,000	43,507
President Chain Store Corp.	11,000	60,206
Qisda Corp. (a)	17,000	9,660
Quanta Computer, Inc.	45,000	88,635
Realtek Semiconductor Corp.	6,020	11,962
Richtek Technology Corp.	2,050	13,686
Ruentex Development Co. Ltd.	7,000	11,640
Ruentex Industries Ltd.	12,000	33,802
Shin Kong Financial Holding Co. Ltd. (a)	110,995	48,562
Siliconware Precision Industries Co. Ltd.	55,000	73,635
SIMPLO Technology Co. Ltd.	5,100	34,492
Sino-American Silicon Prds, Inc.	8,000	29,562
Sinopac Holdings Co.	110,000	52,153
Synnex Technology International Corp.	19,496	49,683
Tainan Spinning Co. Ltd.	13,000	8,701
Taishin Financial Holdings Co. Ltd.	86,968	51,086
Taiwan Business Bank	39,520	16,050
Taiwan Cement Corp.	64,110	93,757
Taiwan Cooperative Bank	65,700	54,970
Taiwan Fertilizer Co. Ltd.	14,000	47,147
Taiwan Glass Industry Corp.	12,120	19,732
Taiwan Mobile Co. Ltd.	41,000	105,627
Taiwan Semiconductor Manufacturing Co. Ltd.	467,000	1,205,931
Tatung Co. Ltd. (a)	49,714	24,870
TECO Electric & Machinery Co. Ltd.	23,000	16,237
Transcend Information, Inc.	1,000	2,928
Tripod Technology Corp.	8,000	37,790
TSRC Corp.	11,000	32,787
Common Stocks - continued
	Shares	Value
Taiwan - continued
Tung Ho Steel Enterprise Corp.	11,000	$ 12,961
U-Ming Marine Transport Corp.	5,000	10,807
Unified-President Enterprises Corp.	66,500	95,513
Unimicron Technology Corp.	24,000	39,449
United Microelectronics Corp.	229,000	119,333
Vanguard International Semiconductor Corp.	28,000	14,349
Walsin Lihwa Corp. (a)	73,000	42,245
Wan Hai Lines Ltd. (a)	17,000	12,979
Winbond Electronics Corp. (a)	43,000	13,536
Wintek Corp. (a)	21,000	30,601
Wistron Corp.	35,402	63,559
WPG Holding Co. Ltd.	28,539	52,631
Yang Ming Marine Transport Corp. (a)	18,000	15,217
Young Fast Optoelectron Co. Ltd.	1,047	7,154
Yuanta Financial Holding Co. Ltd.	136,000	94,349
Yulon Motor Co. Ltd.	12,000	24,933
TOTAL TAIWAN		8,809,004
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	16,900	52,353
Bangkok Bank Public Co. Ltd.	9,500	54,086
Bangkok Bank Public Co. Ltd. (For. Reg.)	14,800	84,260
Bank of Ayudhya PCL (For. Reg.)	26,800	25,804
Banpu PCL (For. Reg.)	3,100	77,448
BEC World PCL (For. Reg.)	12,400	14,327
C.P. Seven Eleven PCL (For. Reg.)	41,300	59,820
Charoen Pokphand Foods PCL (For. Reg.)	60,800	60,067
Glow Energy PCL (For. Reg.)	3,600	5,516
Indorama Ventures PCL	26,600	47,436
Kasikornbank PCL	12,100	52,679
Kasikornbank PCL (For. Reg.)	23,400	101,875
Krung Thai Bank PCL (For. Reg.)	56,000	36,758
Land & House PCL (For. Reg.)	3,500	779
PTT Aromatics & Refining PLC	14,200	19,617
PTT Chemical PCL	7,300	39,116
PTT Exploration and Production PCL (For. Reg.)	23,700	146,835
PTT PCL (For. Reg.)	15,600	195,914
Ratchaburi Electric Generating Holding PCL	700	938
Siam Cement PCL (For. Reg.)	6,400	88,734
Siam Commercial Bank PCL (For. Reg.)	27,500	106,832
Thai Airways International PCL (For. Reg.)	6,300	8,070
Thai Oil PCL	7,150	20,234
Common Stocks - continued
	Shares	Value
Thailand - continued
Thai Oil PCL (For. Reg.)	11,150	$ 31,553
Thai Petrochemical Industry PCL	200,000	41,527
TMB PCL (For. Reg.)	88,300	6,861
Total Access Communication PCL (For. Reg.)	700	1,184
TOTAL THAILAND		1,380,623
Turkey - 0.3%
Akbank T.A.S.	21,509	111,717
Aksigorta AS	222	292
Anadolu Efes Biracilik ve Malt Sanayii AS	3,420	52,615
Arcelik AS	5,045	28,658
Asya Katilim Bankasi AS	12,846	25,422
Bim Birlesik Magazalar AS JSC	1,557	54,254
Coca-Cola Icecek AS	1,062	15,989
Dogan Sirketler Grubu Holding AS (a)	4,796	3,815
Enka Insaat ve Sanayi AS	6,879	30,121
Eregli Demir ve Celik Fabrikalari T.A.S.	5,077	15,455
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	1,745	4,979
Haci Omer Sabanci Holding AS	10,155	54,347
Koc Holding AS	10,333	55,571
Tupras-Turkiye Petrol Rafinerileri AS	2,476	80,417
Turk Hava Yollari AO	5,473	16,156
Turk Sise ve Cam Fabrikalari AS	762	1,874
Turk Telekomunikasyon AS	10,369	53,992
Turkcell Iletisim Hizmet AS	13,904	82,243
Turkiye Garanti Bankasi AS	42,021	217,702
Turkiye Halk Bankasi AS	5,895	50,966
Turkiye Is Bankasi AS Series C	28,940	102,365
Turkiye Vakiflar Bankasi TAO	16,363	43,463
Yapi ve Kredi Bankasi AS (a)	15,790	49,727
TOTAL TURKEY		1,152,140
United Kingdom - 13.7%
3i Group PLC	18,788	87,905
Admiral Group PLC	3,861	109,124
Aggreko PLC	5,450	162,683
AMEC PLC	6,950	139,311
Anglo American PLC (United Kingdom)	25,066	1,306,561
Antofagasta PLC	7,400	168,974
ARM Holdings PLC	26,041	269,911
Associated British Foods PLC	7,633	128,394
AstraZeneca PLC (United Kingdom)	27,059	1,342,651
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Autonomy Corp. PLC (a)	4,063	$ 109,268
Aviva PLC	53,466	400,151
Babcock International Group PLC	7,243	77,492
BAE Systems PLC	62,500	342,328
Balfour Beatty PLC	13,023	71,308
Barclays PLC	219,227	1,042,240
BG Group PLC	64,764	1,658,968
BHP Billiton PLC	42,100	1,780,043
BP PLC	359,408	2,762,953
British American Tobacco PLC (United Kingdom)	37,998	1,660,452
British Land Co. PLC	16,080	161,295
British Sky Broadcasting Group PLC	21,769	306,176
BT Group PLC	147,347	483,770
Bunzl PLC	5,841	72,591
Burberry Group PLC	7,846	169,722
Cable & Wireless Worldwide PLC	53,594	43,052
Cairn Energy PLC (a)	26,000	196,262
Capita Group PLC	12,309	151,329
Capital & Counties Properties PLC	1,831	5,144
Capital Shopping Centr Group PLC	9,834	66,676
Carnival PLC	3,769	151,756
Centrica PLC	97,721	523,815
Cobham PLC	20,432	77,850
Compass Group PLC	36,201	353,448
Diageo PLC	47,353	963,346
Essar Energy PLC	6,000	46,203
Eurasian Natural Resources Corp. PLC	4,497	68,470
Firstgroup PLC	7,902	42,859
Fresnillo PLC	3,135	85,934
G4S PLC (United Kingdom)	27,420	126,506
GlaxoSmithKline PLC	99,191	2,166,896
Hammerson PLC	13,601	106,803
Home Retail Group PLC	13,658	50,169
HSBC Holdings PLC (United Kingdom)	337,493	3,681,452
ICAP PLC	11,889	102,971
Imperial Tobacco Group PLC	19,690	692,996
Inmarsat PLC	8,503	86,499
InterContinental Hotel Group PLC	5,114	112,270
International Power PLC	27,658	152,737
Intertek Group PLC	2,901	102,974
Invensys PLC	17,571	99,968
Investec PLC	8,834	71,022
Common Stocks - continued
	Shares	Value
United Kingdom - continued
ITV PLC (a)	71,663	$ 91,036
J Sainsbury PLC	22,536	131,115
Johnson Matthey PLC	4,371	146,245
Kazakhmys PLC	3,851	88,707
Kingfisher PLC	44,785	205,350
Land Securities Group PLC	15,381	201,686
Legal & General Group PLC	116,054	238,056
Lloyds Banking Group PLC (a)	778,952	773,412
London Stock Exchange Group PLC	3,184	46,351
Lonmin PLC	3,177	86,608
Man Group PLC	32,579	135,887
Marks & Spencer Group PLC	32,126	208,213
National Grid PLC	65,061	667,552
Next PLC	3,544	132,428
Old Mutual PLC	106,647	247,619
Pearson PLC	15,533	297,713
Prudential PLC	48,418	626,423
Reckitt Benckiser Group PLC	12,002	666,400
Reed Elsevier PLC	23,286	206,154
Rexam PLC	16,758	109,339
Rio Tinto PLC	27,700	2,021,200
Rolls-Royce Group PLC	35,647	381,980
Rolls-Royce Group PLC (C Shares)	3,422,112	5,716
Royal & Sun Alliance Insurance Group PLC	63,959	147,008
Royal Bank of Scotland Group PLC (a)	344,427	240,058
Royal Dutch Shell PLC:
Class A (Netherlands)	37,587	1,452,008
Class A (United Kingdom)	30,485	1,182,667
Class B	51,335	1,997,233
SABMiller PLC	18,319	683,758
Sage Group PLC	23,296	110,904
Schroders PLC	2,308	73,173
Scottish & Southern Energy PLC	18,189	412,600
Segro PLC	13,681	74,294
Serco Group PLC	8,395	79,300
Severn Trent PLC	4,361	109,342
Smith & Nephew PLC	17,822	195,737
Smiths Group PLC	7,944	176,752
Standard Chartered PLC (United Kingdom)	44,338	1,228,692
Standard Life PLC	46,831	176,870
Tesco PLC	152,618	1,028,783
The Weir Group PLC	3,937	126,529
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Thomas Cook Group PLC	15,565	$ 44,538
TUI Travel PLC	10,789	43,108
Tullow Oil PLC	16,893	404,365
Unilever PLC	24,519	796,559
United Utilities Group PLC	14,274	150,570
Vedanta Resources PLC	2,549	98,995
Vodafone Group PLC	994,337	2,874,519
Whitbread PLC	3,342	93,786
Wm Morrison Supermarkets PLC	43,111	212,293
Wolseley PLC	5,685	205,878
Xstrata PLC	39,700	1,008,981
TOTAL UNITED KINGDOM		48,288,168
United States of America - 0.1%
Southern Copper Corp.	4,050	151,713
Synthes, Inc.	1,089	187,552
TOTAL UNITED STATES OF AMERICA		339,265
TOTAL COMMON STOCKS (Cost $296,944,719)		335,086,789
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	963	60,123
Henkel AG & Co. KGaA	3,484	237,280
Porsche Automobil Holding SE	3,102	224,818
ProSiebenSat.1 Media AG	1,435	41,097
RWE AG (non-vtg.)	719	43,755
Volkswagen AG	3,288	647,735
TOTAL GERMANY		1,254,808
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	112,692	145,323
Korea (South) - 0.1%
Hyundai Motor Co.	548	41,286
Hyundai Motor Co. Series 2	781	62,860
LG Chemical Ltd.	100	17,220
LG Electronics, Inc.	345	11,624
Samsung Electronics Co. Ltd.	373	219,925
TOTAL KOREA (SOUTH)		352,915
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 0.0%
Sberbank (Savings Bank of the Russian Federation)	19,875	$ 48,714
Surgutneftegaz JSC (a)	126,500	73,889
Transneft (a)	31	45,660
TOTAL RUSSIA		168,263
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,505,105)		1,921,309
Investment Companies - 0.1%

iShares MSCI Canada Index ETF (Cost $288,929)	11,100	374,070
Nonconvertible Bonds - 0.0%
		Principal Amount (d)
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/17/14 (Cost $1,388)	INR	11,184	1,256
U.S. Government and Government Agency Obligations - 1.1%

U.S. Treasury Obligations - 1.1%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.19% 5/5/11 to 8/25/11 (g) (Cost $3,698,750)		$ 3,700,000	3,699,636
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	16,098,778	$ 16,098,778
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,013,013	10,013,013
TOTAL MONEY MARKET FUNDS (Cost $26,111,791)		26,111,791
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $328,550,682)		367,194,851
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(15,458,867)
NET ASSETS - 100%		$ 351,735,984
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
111 CME E-mini MSCI EAFE Index Contracts	June 2011	$ 9,974,460	$ 1,179,080
58 CME E-mini MSCI Emerging Markets Index Contracts	June 2011	3,505,810	340,999
5 Montreal Exchange S&P/TSX 60 Index Contracts	June 2011	842,300	(12,372)
TOTAL EQUITY INDEX CONTRACTS		$ 14,322,570	$ 1,507,707

The face value of futures purchased as a percentage of net assets is 4.1%
Security Type Abbreviation
ETF	-	Exchange-Traded Fund
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,089 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,299,762.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,421
Fidelity Securities Lending Cash Central Fund	42,357
Total	$ 53,778
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 48,288,168	$ 19,993,511	$ 28,294,657	$ -
Japan	44,677,932	-	44,677,932	-
Canada	27,372,832	27,372,832	-	-
France	22,708,205	17,100,229	5,607,976	-
Germany	20,628,596	20,628,596	-	-
Australia	20,207,310	16,897,856	3,309,454	-
Switzerland	18,390,167	11,849,005	6,541,162	-
Brazil	12,348,366	12,348,361	5	-
Korea (South)	11,800,585	10,490,604	1,169,990	139,991
India	5,647,505	3,940,861	1,706,524	120
Austria	742,432	742,432	-	-
Cyprus	58,362	58,362	-	-
Other	104,137,638	81,550,684	22,586,954	-
Investment Companies	374,070	374,070	-	-
Corporate Bonds	1,256	1,256	-	-
U.S. Government and Government Agency Obligations	3,699,636	-	3,699,636	-
Money Market Funds	26,111,791	26,111,791	-	-
Total Investments in Securities:	$ 367,194,851	$ 249,460,450	$ 117,594,290	$ 140,111
Derivative Instruments:
Assets
Futures Contracts	$ 1,520,079	$ 1,520,079	$ -	$ -
Liabilities
Futures Contracts	$ (12,372)	$ (12,372)	$ -	$ -
Total Derivative Instruments:	$ 1,507,707	$ 1,507,707	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 160
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,659
Cost of Purchases	62,793
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	75,659
Transfers out of Level 3	(160)
Ending Balance	$ 140,111
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 1,659

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,520,079	$ (12,372)
Total Value of Derivatives	$ 1,520,079	$ (12,372)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,596,604) - See accompanying schedule: Unaffiliated issuers (cost $302,438,891)	$ 341,083,060
Fidelity Central Funds (cost $26,111,791)	26,111,791
Total Investments (cost $328,550,682)		$ 367,194,851
Cash		389
Foreign currency held at value (cost $669,828)		679,878
Receivable for investments sold		471,888
Dividends receivable		1,281,035
Distributions receivable from Fidelity Central Funds		38,163
Receivable for daily variation on futures contracts		81,503
Other receivables		24
Total assets		369,747,731

Liabilities
Payable for investments purchased	$ 114
Payable for fund shares redeemed	7,908,287
Accrued management fee	71,272
Other payables and accrued expenses	19,061
Collateral on securities loaned, at value	10,013,013
Total liabilities		18,011,747

Net Assets		$ 351,735,984
Net Assets consist of:
Paid in capital		$ 309,383,972
Undistributed net investment income		2,601,448
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(417,548)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,168,112
Net Assets, for 28,704,515 shares outstanding		$ 351,735,984
Net Asset Value, offering price and redemption price per share ($351,735,984 ÷ 28,704,515 shares)		$ 12.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 3,816,616
Interest		5,905
Income from Fidelity Central Funds		53,778
Income before foreign taxes withheld		3,876,299
Less foreign taxes withheld		(310,891)
Total income		3,565,408

Expenses
Management fee	$ 313,344
Independent compensation	389
Miscellaneous	393
Total expenses before reductions	314,126
Expense reductions	(11,053)	303,073
Net investment income (loss)		3,262,335
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,920
Foreign currency transactions	94,568
Futures contracts	(83,562)
Total net realized gain (loss)		143,926
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $16,281)	26,283,381
Assets and liabilities in foreign currencies	19,712
Futures contracts	1,189,785
Total change in net unrealized appreciation (depreciation)		27,492,878
Net gain (loss)		27,636,804
Net in net assets resulting from operations		$ 30,899,139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,262,335	$ 1,367,437
Net realized gain (loss)	143,926	354,828
Change in net unrealized appreciation (depreciation)	27,492,878	13,134,493
Net in net assets resulting from operations	30,899,139	14,856,758
Distributions to from net investment income	(1,927,322)	(60,924)
Distributions to from net realized gain	(891,654)	-
Total distributions	(2,818,976)	(60,924)
Share transactions Proceeds from sales of shares	169,610,868	169,156,723
Reinvestment of distributions	2,818,976	60,924
Cost of shares redeemed	(30,811,519)	(21,792,680)
Net increase (decrease) in net assets resulting from share transactions	141,618,325	147,424,967
Total increase (decrease) in net assets	169,698,488	162,220,801

Net Assets
Beginning of period	182,037,496	19,816,695
End of period (including undistributed net investment income of $2,601,448 and undistributed net investment income of $1,266,435, respectively)	$ 351,735,984	$ 182,037,496
Other Information Shares
Sold	14,654,109	16,525,064
Issued in reinvestment of distributions	255,708	5,979
Redeemed	(2,676,187)	(2,090,141)
Net increase (decrease)	12,233,630	14,440,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.23	.01
Net realized and unrealized gain (loss)	1.21	1.09	(.25)
Total from investment operations	1.36	1.32	(.24)
Distributions from net investment income	(.11)	(.03)	-
Distributions from net realized gain	(.05)	-	-
Total distributions	(.16)	(.03)	-
Net asset value, end of period	$ 12.25	$ 11.05	$ 9.76
Total Return B, C	12.45%	13.55%	(2.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.24% A	.18%	.25% A
Net investment income (loss)	2.60% A	2.27%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 351,736	$ 182,037	$ 19,817
Portfolio turnover rate F	8% A	8%	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 29, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity® Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 45,989,092
Gross unrealized depreciation	(7,360,016)
Net unrealized appreciation (depreciation) on securities and other investments	$ 38,629,076
Tax cost	$ 328,565,775

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(83,562) and a change in net unrealized appreciation (depreciation) of $1,189,785 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $152,853,786 and $9,435,425, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $393 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

9. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $42,357. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

The advisor voluntarily agreed to waive fees of $11,053.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

SGX-SANN-0611
1.899282.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 24, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 24, 2011